(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST FIVE MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    20  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   29  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   38  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           39

PROXY VOTING RESULTS    40


NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor
Intermediate Bond Fund recently changed from November 30 to October
31. This change was made in order to align the fund's fiscal year end with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                      PAST 1  PAST 5  PAST 10
                                                    YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - INST CL                     7.66%   30.54%  117.74%

LB INT GOVT/CORP BOND                               9.12%   36.97%  123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT            6.97%   30.54%  105.48%
 FUNDS AVERAGE


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - INST CL            7.66%   5.48%   8.09%

LB INT GOVT/CORP BOND                      9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT   6.97%   5.47%   7.46%
 FUNDS AVERAGE


AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1988/10/31      10000.00                    10000.00
  1988/11/30       9938.25                     9914.67
  1988/12/31       9947.39                     9923.40
  1989/01/31      10055.62                    10027.63
  1989/02/28      10031.81                     9986.18
  1989/03/31      10071.45                    10029.33
  1989/04/30      10240.87                    10229.80
  1989/05/31      10433.46                    10432.94
  1989/06/30      10687.67                    10695.95
  1989/07/31      10913.78                    10915.57
  1989/08/31      10766.38                    10774.49
  1989/09/30      10817.21                    10825.39
  1989/10/31      11042.91                    11054.23
  1989/11/30      11133.74                    11159.92
  1989/12/31      11152.09                    11190.46
  1990/01/31      11041.18                    11118.71
  1990/02/28      11077.49                    11159.19
  1990/03/31      11062.00                    11173.73
  1990/04/30      10990.48                    11134.95
  1990/05/31      11251.52                    10991.93
  1990/06/30      11401.95                    11532.01
  1990/07/31      11554.18                    11692.00
  1990/08/31      11457.73                    11644.00
  1990/09/30      11542.43                    11733.93
  1990/10/31      11651.20                    11870.17
  1990/11/30      11852.88                    11633.58
  1990/12/31      12034.50                    12215.11
  1991/01/31      12123.96                    12338.98
  1991/02/28      12221.19                    12437.64
  1991/03/31      12298.62                    12522.24
  1991/04/30      12435.80                    12658.72
  1991/05/31      12502.13                    12736.53
  1991/06/30      12505.89                    12745.50
  1991/07/31      12646.54                    12887.55
  1991/08/31      12912.05                    13133.59
  1991/09/30      13151.87                    13359.51
  1991/10/31      13307.49                    13511.99
  1991/11/30      13434.82                    13667.13
  1991/12/31      13858.64                    14000.92
  1992/01/31      13681.31                    13874.14
  1992/02/29      13716.80                    13928.93
  1992/03/31      13667.42                    13874.14
  1992/04/30      13744.22                    13996.07
  1992/05/31      13995.41                    14213.03
  1992/06/30      14192.76                    14423.44
  1992/07/31      14526.80                    14710.20
  1992/08/31      14661.11                    14857.34
  1992/09/30      14847.88                    15059.03
  1992/10/31      14632.23                    14863.65
  1992/11/30      14672.77                    14807.17
  1992/12/31      14872.49                    15005.45
  1993/01/31      15186.00                    15297.31
  1993/02/28      15478.03                    15538.51
  1993/03/31      15583.03                    15600.32
  1993/04/30      15683.93                    15725.89
  1993/05/31      15702.52                    15690.98
  1993/06/30      16019.58                    15937.27
  1993/07/31      16167.10                    15976.29
  1993/08/31      16530.96                    16229.61
  1993/09/30      16584.55                    16297.00
  1993/10/31      16679.60                    16340.63
  1993/11/30      16605.39                    16249.48
  1993/12/31      16669.47                    16323.90
  1994/01/31      16851.66                    16505.22
  1994/02/28      16514.98                    16261.12
  1994/03/31      16200.58                    15992.78
  1994/04/30      16160.42                    15883.94
  1994/05/31      16118.11                    15894.60
  1994/06/30      16120.09                    15896.78
  1994/07/31      16276.69                    16125.62
  1994/08/31      16278.56                    16176.04
  1994/09/30      16203.16                    16027.20
  1994/10/31      16206.72                    16025.02
  1994/11/30      16256.80                    15952.29
  1994/12/31      16326.37                    16008.78
  1995/01/31      16506.80                    16278.57
  1995/02/28      16697.95                    16616.25
  1995/03/31      16802.94                    16711.27
  1995/04/30      16955.89                    16917.56
  1995/05/31      17390.01                    17429.04
  1995/06/30      17496.47                    17545.88
  1995/07/31      17491.96                    17548.30
  1995/08/31      17637.20                    17708.05
  1995/09/30      17749.42                    17836.28
  1995/10/31      17949.14                    18035.05
  1995/11/30      18164.12                    18272.13
  1995/12/31      18367.91                    18463.63
  1996/01/31      18507.00                    18622.89
  1996/02/29      18300.25                    18404.24
  1996/03/31      18216.24                    18309.46
  1996/04/30      18145.37                    18244.73
  1996/05/31      18109.34                    18230.92
  1996/06/30      18296.62                    18424.60
  1996/07/31      18348.96                    18479.38
  1996/08/31      18366.71                    18493.93
  1996/09/30      18608.19                    18751.61
  1996/10/31      18905.66                    19082.98
  1996/11/30      19145.23                    19334.59
  1996/12/31      19047.91                    19210.72
  1997/01/31      19113.66                    19285.39
  1997/02/28      19134.31                    19322.23
  1997/03/31      19019.60                    19188.91
  1997/04/30      19232.41                    19414.35
  1997/05/31      19356.62                    19575.55
  1997/06/30      19532.68                    19754.20
  1997/07/31      19894.80                    20156.11
  1997/08/31      19823.22                    20054.78
  1997/09/30      20050.48                    20287.98
  1997/10/31      20225.62                    20512.69
  1997/11/30      20267.25                    20558.02
  1997/12/31      20425.86                    20722.37
  1998/01/31      20678.72                    20993.87
  1998/02/28      20673.23                    20977.87
  1998/03/31      20755.12                    21045.26
  1998/04/30      20833.83                    21150.70
  1998/05/31      20994.06                    21305.84
  1998/06/30      21113.89                    21441.83
  1998/07/31      21176.54                    21517.47
  1998/08/31      21417.49                    21855.62
  1998/09/30      21815.55                    22404.67
  1998/10/30      21774.30                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981111 155142 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,774 - a 117.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                       YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  5.96%  6.41%  6.83%   6.77%   5.86%

CAPITAL RETURNS   1.70%  0.57%  -1.50%   3.98%  -8.70%

TOTAL RETURNS     7.66%  6.98%  5.33%   10.75%  -2.84%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              4.95(CENTS)  30.32(CENTS)  60.85(CENTS)

ANNUALIZED DIVIDEND RATE         5.39%        5.63%         5.71%

30-DAY ANNUALIZED YIELD          5.10%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the U.S.
taxable investment-grade bond
market - returned 9.34% over the
past year. Global market volatility,
low interest rates and a sharp
decline in stock prices sent U.S.
Treasury yields - which move in
the opposite direction of bond
prices - to their lowest levels in
30 years. While the extreme flight
to quality helped Treasuries
outperform all other sectors of the
bond market, corporate bond
investors benefited from a stable
domestic economy, low interest rates
and low inflation. The Lehman
Brothers Corporate Bond Index
returned 7.99% for the past 12
months. Despite high refinancing
activity, mortgage bonds also
performed well. The Lehman Brothers
Mortgage Backed Securities Index
posted a 12-month return of 7.30%.
Late in the period, the bond market
stumbled as the Group of Seven
leading industrial nations eased
global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares returned 7.66%. In comparison, the fund outpaced the short-intermediate investment grade debt funds average tracked by Lipper Analytical Services, which returned 6.97%. The fund lagged the Lehman Brothers Intermediate Government/Corporate Bond Index, which returned 9.12% during the same period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE OF THE LEHMAN BROTHERS INDEX?
A. Historically, the fund has been overweighted in corporate bonds as well as mortgage and asset-backed securities compared to Treasury bonds. The Lehman Brothers Intermediate Government/Corporate Bond Index tends to have over 40% of its assets in short- and intermediate-maturity Treasuries. For many years, we've been able to replace the short-term Treasuries that the fund would ordinarily hold with short-term, high-grade corporate bonds. Over the long haul, the yield advantage of the short-term corporate bonds helps generate higher total return than government bonds. However, in an environment like we experienced in August and September, the markets seemed to care only about government-guaranteed bonds, and Treasuries benefited from a massive flight to quality. While this situation was good for Treasury bonds, it caused the fund to underperform the Lehman Brothers Intermediate Government/Corporate Bond Index because the rally was for the most part limited to Treasuries.
Q. CAN YOU GIVE US YOUR THOUGHTS REGARDING THE RECENT INTEREST-RATE
CUTS?
A. During most of the period, we witnessed an extreme demand for safety that we haven't seen since the 1987 market crash. Toward the end of the period, however, two interest-rate cuts by the Federal Reserve Board, most notably the surprise rate cut on October 15, were instrumental in changing market sentiment. The market seemed to believe that the Fed would not let the economy slide into recession and that it was willing to act aggressively to prevent an economic downturn. At the end of the period, the federal funds rate - the overnight interbank loan rate - stood at 5.00%, yet the yield on the two-year Treasury dropped to approximately 4.25%. This yield spread is telling us that the bond market believes the Federal Reserve will cut rates further. This may or may not come to pass, but it's clear that the market is very concerned about the potential for recession over the next few quarters.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. During most of the year, I felt the mortgage-securities market was expensive relative to Treasuries and I kept the fund's position close to the index. As it turns out, we experienced a massive re-pricing of these securities and the mortgage market was much cheaper as the period drew to a close. In fact, over the past eight to 10 years, mortgage rates have ranged anywhere from 80 to 130 basis points higher than the 10-year Treasury bond. At the end of September, the yield spread between Ginnie Mae Mortgage bonds and the 10-year Treasury was over 200 points.
Q. DID YOU TAKE ANY ACTION AT THAT POINT?
A. I did. As a result, I increased the fund's position in mortgage securities to take advantage of the interest-rate advantage over Treasuries. Additionally, the fund held approximately 37% of its investments in corporate bonds at the end of the period. This sector was contributing to performance until we had the massive flight to quality - and to Treasuries - at the end of the summer. The fund's overweighted position in corporate bonds relative to the index hurt performance in the long run.
Q. WHAT'S YOUR OUTLOOK?
A. I think we need to take a cautious view. However, with the federal funds rate at 5.00% at the end of the period, combined with the Federal Reserve Board's recent bias to ease rates, there are now more reasons to be optimistic. At the same time, I have positioned the fund relatively defensively because I believe it may take some time before corporate America returns to a solid growth path. The underlying economy seems to be in good shape, however, and we are beginning to see a light at the end of the tunnel. Corporate bonds will continue to be a focus for the fund and I will continue to look closely at mortgage securities, maybe adding to the fund's position.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON THE FUND'S
BENCHMARK, THE LEHMAN
BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND
INDEX AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"The Lehman Brothers Intermediate
Government/Corporate Bond Index
- a market value weighted
benchmark of investment-grade
fixed-rate debt issues with
maturities of at least one year -
plays a very important role in the
management of the fund. It's the
fund's benchmark index and
includes most of the universe of
investment-grade bonds with
maturities of one year or more. I
use the index as a guideline for the
structure of the overall bond
market, managing the fund to be
generally as sensitive to changes in
interest rates as the index. In
addition, I refer to the index when
deciding how to allocate assets
among different maturities and
market sectors - such as
corporate, mortgage or government
securities - based on my view of
the relative value of each maturity
or sector."

FUND FACTS
GOAL: high current income, by
investing mainly in
investment-grade debt
securities
START DATE: February 2, 1984
SIZE: as of October 31, 1998,
more than $509 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   5 MONTHS AGO

AAA                                              54.8          57.5

AA                                               4.3           7.5

A                                                17.2          20.6

BAA                                              9.4           10.9

BA                                               1.5           1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                        5 MONTHS AGO

YEARS                                              5.5  6.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        5 MONTHS AGO

YEARS                             3.2   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF MAY 31, 1998 **

CORPORATE BONDS 37.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 12.4%
MORTGAGE
SECURITIES 32.5%
FOREIGN GOVERNMENT
OBLIGATIONS 2.9%
OTHER 2.4%
SHORT-TERM
INVESTMENTS 12.8%
* FOREIGN
 INVESTMENTS 11.1%
CORPORATE BONDS 45.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 25.9%
MORTGAGE
SECURITIES 19.4%
FOREIGN GOVERNMENT
OBLIGATIONS 3.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 2.5%
** FOREIGN
 INVESTMENTS 12.0%
ROW: 1, COL: 1, VALUE: 12.8
ROW: 1, COL: 2, VALUE: 2.4
ROW: 1, COL: 3, VALUE: 2.9
ROW: 1, COL: 4, VALUE: 32.5
ROW: 1, COL: 5, VALUE: 12.4
ROW: 1, COL: 6, VALUE: 37.0
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 19.4
ROW: 1, COL: 5, VALUE: 25.9
ROW: 1, COL: 6, VALUE: 45.8



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 25.9%

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 1.2%

Methanex Corp. yankee 8.875% 11/15/01            A2        $ 2,790,000                $ 2,877,299

Praxair, Inc. 6.15% 4/15/03                      A3         3,640,000                  3,671,086

                                                                                       6,548,385

PACKAGING & CONTAINERS - 0.8%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        1,500,000                  1,492,254

7.35% 5/15/08                                    Ba1        1,450,000                  1,428,563

7.8% 5/15/18                                     Ba1        1,750,000                  1,656,377

                                                                                       4,577,194

TOTAL BASIC INDUSTRIES                                                                 11,125,579

CONSTRUCTION & REAL ESTATE - 0.1%

REAL ESTATE INVESTMENT TRUSTS - 0.1%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       640,000                    612,384

FINANCE - 14.1%

BANKS - 9.0%

ABN-Amro Bank NV, Chicago 6.625%                 Aa3        2,750,000                  2,856,178
10/31/01

BankAmerica Corp. 10% 2/1/03                     Aa3        210,000                    242,243

BankBoston Companies 6.625% 2/1/04               A3         3,200,000                  3,321,536

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3         2,250,000                  2,298,983

6.75% 8/9/01                                     A3         3,850,000                  3,936,240

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         2,700,000                  2,728,134

5.95% 7/15/01                                    A1         3,050,000                  3,099,715

Capital One Bank 7.35% 6/20/00                   Baa3       5,000,000                  5,077,650

Capital One Financial Corp. 7.125% 8/1/08        Ba1        1,390,000                  1,344,950

Chase Manhattan Corp. 5.5% 2/15/01               Aa3        600,000                    598,512

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         650,000                    740,883

MBNA Corp. 6.34% 6/2/03                          Baa2       450,000                    439,155

NationsBank Corp. 8.125% 6/15/02                 Aa3        3,000,000                  3,224,700

Provident Bank 6.125% 12/15/00                   A3         5,000,000                  5,037,150

Skandinaviska Enskilda Banken yankee 8.45%       A3         4,600,000                  4,969,564
5/15/02

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

U.S. Bancorp 7.5% 6/1/26                         A2        $ 2,000,000                $ 2,186,040

Union Planters National Bank 6.81% 8/20/01       A3         1,500,000                  1,539,255

Wachovia Corp. 6.605% 10/1/25                    A1         5,000,000                  5,253,600

                                                                                       48,894,488

CREDIT & OTHER FINANCE - 3.0%

Associates Corp. of North America 6% 4/15/03     Aa3        1,350,000                  1,377,756

Deere (John) Capital Corp. 9.625% 11/1/98        A3         2,500,000                  2,500,000

ERP Operating LP 6.55% 11/15/01                  A3         470,000                    470,080

Ford Motor Credit Co. 7.75% 11/15/02             A1         100,000                    107,492

General Electric Capital Corp. 6.94%             Aaa        2,530,000                  2,547,862
4/13/09 (b)

GS Escrow Corp. 7.125% 8/1/05 (c)                Ba1        2,350,000                  2,294,869

RBSG Capital Corp. 10.125% 3/1/04                A2         1,500,000                  1,813,500

Sears Roebuck Acceptance Corp. 6.15%             A2         5,000,000                  5,095,800
11/15/05

                                                                                       16,207,359

INSURANCE - 1.9%

Protective Life Corp. 7.95% 7/1/04               A3         1,000,000                  1,129,580

SunAmerica, Inc. 6.2% 10/31/99                   Baa1       9,300,000                  9,392,721

                                                                                       10,522,301

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       900,000                    899,019

TOTAL FINANCE                                                                          76,523,167

INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%

Tyco International Group SA yankee 6.125%        Baa1       4,000,000                  4,080,880
6/15/01

POLLUTION CONTROL - 1.2%

WMX Technologies, Inc. 7.1% 8/1/26               Baa3       6,000,000                  6,310,380

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                 10,391,260

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.7%

TCI Communications, Inc. 8.75% 8/1/15            Baa3       3,470,000                  4,210,672

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.1%

Viacom, Inc. 7.75% 6/1/05                        Baa3      $ 400,000                  $ 431,132

TOTAL MEDIA & LEISURE                                                                  4,641,804

NONDURABLES - 1.1%

TOBACCO - 1.1%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         6,000,000                  6,282,720

RETAIL & WHOLESALE - 0.4%

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00                             Baa3       1,970,000                  2,000,594

TECHNOLOGY - 1.0%

COMPUTER SERVICES & SOFTWARE - 1.0%

First Data Corp. 6.625% 4/1/03                   A2         5,000,000                  5,242,750

UTILITIES - 4.5%

CELLULAR - 0.9%

360 Degrees Communications Co.                   Baa1       1,050,000                  1,164,608
7.5% 3/1/06

AirTouch Communications, Inc.                    Baa2       1,795,000                  1,869,762
6.35% 6/1/05

Cable & Wireless Communications PLC              Baa1       2,090,000                  2,130,630
6.375% 3/6/03

                                                                                       5,165,000

ELECTRIC UTILITY - 3.2%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                                 Baa2       2,000,000                  2,015,180

7.05% 12/11/07 (c)                               Baa2       5,000,000                  5,274,300

British Columbia Hydro & Power Authority         Aa2        940,000                    991,484
yankee 12.5% 1/15/14

DR Investments UK PLC yankee 7.1%                A2         5,000,000                  5,252,200
5/15/02 (c)

Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)    A3         3,840,000                  3,543,706

Virginia Electric & Power Co. 7.375% 7/1/02      A2         150,000                    160,356

                                                                                       17,237,226

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.4%

MCI WorldCom, Inc. 6.4% 8/15/05                  Baa2      $ 1,850,000                $ 1,922,095

TOTAL UTILITIES                                                                        24,324,321

TOTAL NONCONVERTIBLE BONDS                                                             141,144,579
(Cost $138,484,486)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.4%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%

Fannie Mae:

5.75% 6/15/05                                                   Aaa       2,320,000                 2,419,690

6.15% 1/13/00                                                   Aaa       1,100,000                 1,117,875

Farm Credit Systems Financial Assistance Corp.                  Aaa       1,800,000                 2,143,962
9.375% 7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                                                   Aaa       3,830,000                 4,254,900

7.38% 8/5/04                                                    Aaa       1,930,000                 2,160,384

7.7% 9/20/04                                                    Aaa       1,250,000                 1,422,263

Freddie Mac:

5.035% 4/28/03                                                  Aaa       15,000,000                15,092,400

8.115% 1/31/05                                                  Aaa       5,460,000                 6,362,593

Government Trust Certificates (assets of Trust                  Aaa       784,950                   832,911
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E, 9.4% 5/15/02

Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1994-A, 7.12% 4/15/06                                    Aaa       287,778                   310,916

Series 1994-C, 6.61% 9/15/99                                    Aaa       23,509                    23,679

                                                                                                    36,141,573

U.S. TREASURY OBLIGATIONS - 5.7%

U.S. Treasury Bonds:

8.75% 5/15/17                                                   Aaa       410,000                   572,655

12.75% 11/15/10 (callable)                                      Aaa       2,498,000                 3,676,357

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

MOODY'S RATINGS                                                          PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                          AMOUNT                    (NOTE 1)

U.S. TREASURY OBLIGATIONS - CONTINUED

U.S. Treasury Notes:

6.375% 9/30/01                                                  Aaa      $ 8,500,000               $ 8,958,065

7% 7/15/06                                                      Aaa       9,300,000                 10,709,508

7.25% 8/15/04                                                   Aaa       6,390,000                 7,289,584

                                                                                                    31,206,169

TOTAL U.S. GOVERNMENT AND                                                                           67,347,742
GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,242,339)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 29.9%



FANNIE MAE - 25.2%

5.5% 5/1/03 to 5/1/11                                      Aaa       3,347,441                  3,336,570

6% 5/1/01 to 10/1/13 (e)                                   Aaa       44,216,131                 44,269,986

6% 11/1/13 (d)                                             Aaa       19,000,000                 19,083,125

6.5% 10/1/27 to 7/1/28                                     Aaa       36,031,841                 36,313,325

6.5% 11/1/28 (d)                                           Aaa       16,000,000                 16,125,000

7% 11/1/28 (d)                                             Aaa       970,000                    991,219

7.5% 2/1/28 to 4/1/28 (e)                                  Aaa       1,010,000                  1,035,563

8.5% 6/1/11 to 2/1/28                                      Aaa       9,993,058                  10,404,135

9.5% 2/1/25                                                Aaa       2,751,702                  2,971,811

10% 1/1/20                                                 Aaa       59,101                     64,531

10.5% 7/1/11 to 8/1/20                                     Aaa       395,316                    435,987

11% 8/1/15                                                 Aaa       1,721,555                  1,886,841

12.5% 2/1/11 to 4/1/15                                     Aaa       79,125                     91,202

                                                                                                137,009,295

FREDDIE MAC - 1.3%

5.5% 12/1/02 to 6/1/03                                     Aaa       1,732,400                  1,729,022

7% 11/1/00 to 7/1/01                                       Aaa       1,580,497                  1,594,757

8.5% 9/1/24 to 8/1/27                                      Aaa       2,610,000                  2,716,463

9.5% 1/1/17                                                Aaa       14,738                     15,835

10% 4/1/05 to 8/1/10                                       Aaa       283,275                    302,040

10.25% 12/1/09                                             Aaa       33,407                     35,996

10.5% 5/1/21                                               Aaa       607,210                    663,936

11% 12/1/11                                                Aaa       26,755                     29,556

11.5% 10/1/15                                              Aaa       99,501                     110,730

11.75% 10/1/10                                             Aaa       38,793                     43,325

                                                                                                7,241,660

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                                     PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                     AMOUNT                     (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.4%

7% 11/15/22 to 7/15/28                                     Aaa      $ 4,544,874                $ 4,664,830

8% 2/15/02 to 6/15/25                                      Aaa       3,166,251                  3,263,516

8.5% 4/15/17 to 12/15/21                                   Aaa       560,026                    594,784

9% 5/15/16 to 10/15/18                                     Aaa       2,574,911                  2,759,564

10% 11/15/09 to 1/15/26                                    Aaa       2,921,561                  3,149,871

11% 12/15/09 to 10/15/20                                   Aaa       795,402                    862,375

11.5% 3/15/10 to 2/15/19                                   Aaa       2,616,378                  2,911,662

                                                                                                18,206,602

TOTAL U.S. GOVERNMENT AGENCY -                                                                  162,457,557
MORTGAGE SECURITIES
(Cost $160,943,708)



ASSET-BACKED SECURITIES - 11.1%



Aesop Funding II LLC 6.22% 10/20/01 (c)       Aaa        8,000,000                 8,146,250

Arcadia Automobile Receivables Trust 6.5%     Aaa        5,000,000                 5,114,063
6/17/02

Capital Equipment Receivables Trust 6.11%     Aaa        3,442,079                 3,447,104
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                 Aaa        1,496,696                 1,520,643

6.76% 9/15/02                                 A3         561,261                   568,277

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                  Aaa        1,482,654                 1,489,141

5.91% 12/15/04                                Aaa        824,200                   829,545

6.6% 12/15/02                                 Aaa        489,089                   494,283

Citibank Credit Card Master Trust I 6.45%     A2         10,000,000                10,193,750
8/15/02

Contimortgage Home Equity Loan Trust 6.26%    Aaa        5,000,000                 5,000,000
7/15/12

Ford Credit Auto Owner Trust:

6.4% 5/15/02                                  A1         1,460,000                 1,497,580

6.4% 12/15/02                                 Baa3       590,000                   590,885

Ford Credit Grantor Trust 5.9% 10/15/00       Aaa        892,188                   894,557

Key Auto Finance Trust 6.3% 10/15/03          A2         1,520,018                 1,526,906

KeyCorp Auto Grantor Trust 5.8% 7/15/00       A3         26,892                    26,889

MBNA Master Credit Card Trust II 6.55%        Aaa        10,000,000                10,590,200
1/15/07

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                         PRINCIPAL                 VALUE
(UNAUDITED) (A)                                         AMOUNT                    (NOTE 1)

PNC Student Loan Trust I 6.314% 1/25/01       Aaa       $ 5,000,000               $ 5,061,719

SCFC Recreational Vehicle Loan Trust 7.25%    Aaa        222,163                   220,630
9/15/06

Sears Credit Account Master Trust II 6.5%     Aaa        3,400,000                 3,415,912
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                      60,628,334
(Cost $59,378,095)



COMMERCIAL MORTGAGE SECURITIES - 2.6%



BKB Commercial Mortgage Trust Series 1997            AA         1,117,859                1,114,715
C1, Class B, 7.218% 2/25/43 (c)(f)

CBM Funding Corp. sequential pay Series              AA         56,087                   56,394
1996-1 Class A 1, 7.55% 7/1/99

CS First Boston Mortgage Securities Corp.:

Series 1995-WF1 Class A-2, 6.648%                    AAA        4,930,135                4,950,164
12/21/27

Series 1998 FLI Class E, 6.1938%                     Baa2       2,970,000                2,887,397
1/10/13 (c)(f)

Equitable Life Assurance Society of the              A2         1,000,000                1,025,900
United States (The) Series 1996-1 Class C1,
7.52% 5/15/06 (c)

Thirteen Affiliates of General Growth Properties,    Aaa        2,500,000                2,558,825
Inc. sequential pay Series A-2, 6.602%
12/15/10 (c)

Wells Fargo Capital Markets Apartment                Aaa        1,496,720                1,532,761
Financing Trust Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                     14,126,156
(Cost $14,057,804)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.9%



Canadian Government 6.125% 7/15/02 (g)                        Aa2       5,000,000                5,207,000

Manitoba Province yankee 6.875% 9/15/02 (g)                   Aa3       5,000,000                5,290,250

Quebec Province yankee 6.86% 4/15/26 (b)(g)                   A2        5,000,000                5,170,800

TOTAL FOREIGN GOVERNMENT AND                                                                     15,668,050
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,921,450)


SUPRANATIONAL OBLIGATIONS - 1.9%

MOODY'S RATINGS                           PRINCIPAL        VALUE
(UNAUDITED) (A)                           AMOUNT           (NOTE 1)


Inter American Development Bank yankee    Aaa     $ 10,000,000       $ 10,639,600
6.29% 7/16/27
(Cost $9,937,100)



CERTIFICATES OF DEPOSIT - 0.5%



Canadian Imperial Bank of Commerce,    Aa3       2,500,000        2,540,750
New York yankee 6.2% 8/1/00
(Cost $2,503,750)


CASH EQUIVALENTS - 12.8%

                          MATURITY
                          AMOUNT


Investments in repurchase agreements              $ 69,601,708        69,569,000
(U.S. Government obligations), in a joint
trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $69,569,000)


TOTAL INVESTMENT IN SECURITIES - 100%                           $ 544,121,768
(Cost $535,037,732)

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,646,103 or 7.0% of net assets.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(e) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to the securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        75.1%  AAA, AA, A    72.7%

Baa               9.4%   BBB           8.7%

Ba                1.5%   BB            1.5%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America              88.9%

Canada                                4.1

United Kingdom                        3.5

Multi-National                        1.9

Others (individually less than 1%)      1.6

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $535,037,732. Net unrealized appreciation aggregated $9,084,036, of which $10,896,220 related to appreciated investment securities and $1,812,184 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $10,771,000 of which $9,361,000 and $1,410,000 will expire on October 31, 2004 and 2005, respectively.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 544,121,768
AGREEMENTS OF $69,569,000) (COST $535,037,732) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS     $ (17,064,553)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS     16,881,675      (182,878)

RECEIVABLE FOR INVESTMENTS SOLD ON A REGULAR DELIVERY BASIS                    56,003,420

CASH                                                                           809

RECEIVABLE FOR FUND SHARES SOLD                                                1,022,273

INTEREST RECEIVABLE                                                            5,194,040

 TOTAL ASSETS                                                                  606,159,432

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              57,343,163
REGULAR DELIVERY

 DELAYED DELIVERY                                              35,914,700

PAYABLE FOR FUND SHARES REDEEMED                               2,189,449

DISTRIBUTIONS PAYABLE                                          555,583

ACCRUED MANAGEMENT FEE                                         184,181

DISTRIBUTION FEES PAYABLE                                      93,747

OTHER PAYABLES AND ACCRUED EXPENSES                            151,851

 TOTAL LIABILITIES                                                             96,432,674

NET ASSETS                                                                    $ 509,726,758

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 513,408,368

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                               (1,805,499)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          (10,777,269)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      8,901,158

NET ASSETS                                                                    $ 509,726,758


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.77
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,217,134 (DIVIDED BY) 763,057 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.77)           $11.19

CLASS T:                                                         $10.77
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($287,733,501 (DIVIDED BY) 26,715,809 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.77)           $11.07

CLASS B:                                                         $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($39,656,796 (DIVIDED BY) 3,685,158 SHARES) A

CLASS C:                                                         $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($6,100,072 (DIVIDED BY) 566,745 SHARES) A

INSTITUTIONAL CLASS:                                             $10.78
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($168,019,255 (DIVIDED BY) 15,589,194 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.


STATEMENT OF OPERATIONS
                                                             ELEVEN MONTHS     YEAR ENDED
                                                             ENDED             NOVEMBER 30,
                                                             OCTOBER 31, 1998  1997
INVESTMENT INCOME                                            $ 28,854,700      $ 33,006,612
INTEREST

EXPENSES

MANAGEMENT FEE                                                1,941,732         2,095,786

TRANSFER AGENT FEES                                           891,022           876,536

DISTRIBUTION FEES                                             893,099           834,999

ACCOUNTING FEES AND EXPENSES                                  181,249           195,556

NON-INTERESTED TRUSTEES' COMPENSATION                         1,224             7,862

CUSTODIAN FEES AND EXPENSES                                   31,734            29,201

REGISTRATION FEES                                             93,208            91,318

AUDIT                                                         42,923            51,920

LEGAL                                                         1,227             11,323

INTEREST                                                      699               -

REPORTS TO SHAREHOLDERS                                       25,502            -

MISCELLANEOUS                                                 1,469             7,221

 TOTAL EXPENSES BEFORE REDUCTIONS                             4,105,088         4,201,722

 EXPENSE REDUCTIONS                                           (37,684)          (63,858)

 TOTAL EXPENSES AFTER REDUCTIONS                              4,067,404         4,137,864

NET INVESTMENT INCOME                                         24,787,296        28,868,748

REALIZED AND UNREALIZED GAIN (LOSS)                           4,353,759         (1,460,647)
NET REALIZED GAIN (LOSS) ON:
INVESTMENT SECURITIES

 FOREIGN CURRENCY TRANSACTIONS                                -                 747

TOTAL NET REALIZED GAIN (LOSS)                                4,353,759         (1,459,900)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                        4,922,976         (1,413,676)

 DELAYED DELIVERY COMMITMENTS                                 (182,878)         -

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 -                 (747)

TOTAL CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    4,740,098         (1,414,423)

NET GAIN (LOSS)                                               9,093,857         (2,874,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING              $ 33,881,153      $ 25,994,425
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                            ELEVEN MONTHS     YEAR ENDED     YEAR ENDED
                                            ENDED             NOVEMBER 30,   NOVEMBER 30,
                                            OCTOBER 31, 1998  1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                  $ 24,787,296      $ 28,868,748   $ 31,675,872
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                    4,353,759         (1,459,900)    (9,733,480)

 CHANGE IN NET UNREALIZED                    4,740,098         (1,414,423)    2,408,292
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS       33,881,153        25,994,425     24,350,684
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET       (24,380,390)      (28,478,083)   (31,669,310)
INVESTMENT INCOME

SHARE TRANSACTIONS - NET INCREASE            17,749,456        (8,667,273)    47,816,674
(DECREASE)

  TOTAL INCREASE (DECREASE) IN NET ASSETS    27,250,219        (11,150,931)   40,498,048

NET ASSETS

 BEGINNING OF PERIOD                         482,476,539       493,627,470    453,129,422

 END OF PERIOD (INCLUDING DISTRIBUTIONS     $ 509,726,758     $ 482,476,539  $ 493,627,470
IN EXCESS OF NET INVESTMENT INCOME
OF $1,805,499 , $1,999,021 AND
$2,016,748, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       ELEVEN MONTHS ENDED   YEARS ENDED NOVEMBER 30,
                                                       OCTOBER 31,

                                                       1998                   1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.560               $ 10.590  $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .537                    .615      .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .207                    (.023)    .235

 TOTAL FROM INVESTMENT OPERATIONS                       .744                    .592      .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.534)                  (.622)    (.154)

NET ASSET VALUE, END OF PERIOD                         $ 10.770               $ 10.560  $ 10.590

TOTAL RETURN B, C                                       7.21%                   5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 8,217                $ 3,819   $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% A, F               .90% F    .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.51% A                 5.93%     6.45% A

PORTFOLIO TURNOVER RATE                                 176% A                  138%      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              ELEVEN MONTHS ENDED            YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997      1996        1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.560              $ 10.610   $ 10.760   $ 10.260   $ 11.140   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .537 D                 .625 D     .671 D     .649       .609       .785

 NET REALIZED AND              .201                   (.058)     (.147)     .491       (.876)     .511
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .738                   .567       .524       1.140      (.267)     1.296
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.528)                 (.617)     (.674)     (.640)     (.555)     (.796)
 INCOME

 IN EXCESS OF NET              -                      -          -          -          (.058)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.528)                 (.617)     (.674)     (.640)     (.613)     (.796)

NET ASSET VALUE,              $ 10.770               $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
END OF PERIOD

TOTAL RETURN B, C              7.15%                   5.56%      5.10%      11.43%     (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 287,734              $ 278,869  $ 262,103  $ 228,439  $ 141,866  $ 59,184
(000 OMITTED)

RATIO OF EXPENSES TO           .98% A                  .96%       .97%       .94% E     1.02% E    1.23%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .98% A                  .96%       .96% F     .94%       1.02%      1.23%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.48% A                 5.97%      6.38%      6.20%      6.04%      6.81%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        176% A                   138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 ELEVEN MONTHS ENDED        YEARS ENDED NOVEMBER 30,
                                 OCTOBER 31,

                                 1998                  1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 10.540              $ 10.590  $ 10.750  $ 10.250  $ 10.430
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .468 D                 .551 D    .597 D    .579      .204

 NET REALIZED AND UNREALIZED      .214                   (.057)    (.153)    .483      (.178)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .682                   .494      .444      1.062     .026
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.462)                 (.544)    (.604)    (.562)    (.187)

 IN EXCESS OF NET                 -                      -         -         -         (.019)
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS              (.462)                 (.544)    (.604)    (.562)    (.206)

NET ASSET VALUE, END OF PERIOD   $ 10.760               $ 10.540  $ 10.590  $ 10.750  $ 10.250

TOTAL RETURN B, C                 6.60%                   4.83%     4.32%     10.62%    0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 39,657               $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% A, F              1.65% F   1.66% F   1.70% F   1.65% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.79% A                 5.27%     5.69%     5.44%     5.42% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           176% A                  138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   ELEVEN MONTHS ENDED   YEAR ENDED
                                                                   OCTOBER 31,           NOVEMBER 30,

                                                                   1998                  1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.560              $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .453                   .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .199                   (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                   .652                   .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.452)                 (.036)

NET ASSET VALUE, END OF PERIOD                                     $ 10.760              $ 10.560

TOTAL RETURN B, C                                                   6.30%                  0.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 6,100               $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.75% A, F             1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.75% A                1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                4.67% A                4.42% A

PORTFOLIO TURNOVER RATE                                             176% A                 138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              ELEVEN MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.570              $ 10.620   $ 10.770   $ 10.270   $ 11.160   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .566 D                 .658 D     .705 D     .671       .602       .832

 NET REALIZED AND              .201                   (.060)     (.151)     .499       (.833)     .531
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .767                   .598       .554       1.170      (.231)     1.363
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.557)                 (.648)     (.704)     (.670)     (.597)     (.843)
 INCOME

 IN EXCESS OF NET              -                      -          -          -          (.062)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.557)                 (.648)     (.704)     (.670)     (.659)     (.843)

NET ASSET VALUE,              $ 10.780               $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
END OF PERIOD

TOTAL RETURN B, C              7.44%                   5.86%      5.40%      11.73%     (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 168,019              $ 177,427  $ 211,866  $ 208,861  $ 172,122  $ 183,790
(000 OMITTED)

RATIO OF EXPENSES TO           .68% A                 .67%       .66%       .67% E     .61%       .64%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        5.78% A                6.27%      6.69%      6.47%      6.45%      7.41%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        176% A                 138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on October 7, 1998, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, effective on or about February 26, 1999. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30, to October 31. Accordingly, the financial statements of the fund are presented for the eleven-month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $724,683,134 and $740,974,760, respectively, of which U.S. government and government agency obligations aggregated $567,982,755 and $555,547,309, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .43% and an annual rate of .44%, respectively, of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.For the periods, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:
          ELEVEN MONTHS ENDED
          OCTOBER 31, 1998

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 8,316              $ -

CLASS T    637,223              29,258

CLASS B    224,418              162,194

CLASS C    23,142               23,043

          $ 893,099            $ 214,495

          YEAR ENDED
          NOVEMBER 30, 1997

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 3,177              $ -

CLASS T    655,179               -

CLASS B    176,588               127,539

CLASS C    55                    55

          $ 834,999            $ 127,594

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 2,629

CLASS T                124,812

CLASS B                12,549

CLASS C                2,751

INSTITUTIONAL CLASS    15,871

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 49,160   $ 28,254

CLASS T    83,240     32,737

CLASS B    90,580     90,580*

CLASS C    3,720      3,720*

          $ 226,700  $ 155,291

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, the following amounts were paid to FIIOC:

                       ELEVEN MONTHS ENDED
                       OCTOBER 31, 1998

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 14,287              .26**

CLASS T                 546,245              .21**

CLASS B                 64,090               .26**

CLASS C                 7,168                .31**

INSTITUTIONAL CLASS     259,232              .16**

                       $ 891,022

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
                           YEAR ENDED
                        NOVEMBER 30, 1997

                       AMOUNT                 % OF
                                              AVERAGE
                                              NET ASSETS

CLASS A                $ 7,231                .34

CLASS T*                521,357               .20

CLASS B                 50,467                .26

CLASS C                 25                    .35**

INSTITUTIONAL CLASS     297,456               .15

                       $ 876,536

* PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER,
HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL
SUCH FEES.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,328,000 for the period ended October 31, 1998 . The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR          ELEVEN MONTHS ENDED   YEAR ENDED
          EXPENSE      OCTOBER 31,           NOVEMBER 30,
          LIMITATIONS  1998                  1997

CLASS A   .90%         $ 6,448               $ 32,105

CLASS B   1.65%         12,681                16,908

CLASS C   1.75%         15,403                5,670

                       $ 34,532              $ 54,683

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the periods ended October 31, 1998 and November 30, 1997, the fund's custodian fees were reduced by $3,152 and $9,175, respectively, under the custodian arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            ELEVEN MONTHS ENDED   YEARS ENDED
                            OCTOBER 31,           NOVEMBER 30,

                            1998                  1997 B        1996 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 299,762             $ 122,899     $ 6,183

CLASS T                      13,762,990            15,434,281    16,284,509

CLASS B                      1,166,769             1,017,603     1,037,161

CLASS C                      106,569               312           -

INSTITUTIONAL CLASS          9,044,300             11,902,988    14,341,457

TOTAL                       $ 24,380,390          $ 28,478,083  $ 31,669,310

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                                   SHARES                                      DOLLARS

                   ELEVEN MONTHS   YEAR ENDED    YEAR ENDED    ELEVEN MONTHS   YEAR ENDED      YEAR ENDED
                   ENDED           NOVEMBER 30,  NOVEMBER 30,  ENDED           NOVEMBER 30,    NOVEMBER 30,
                   OCTOBER 31,     1997 B        1996 A        OCTOBER 31,     1997 B          1996 A
                   1998                                        1998
CLASS A            826,066         455,670       72,448        $ 8,801,326     $ 4,761,173     $ 756,142
SHARES SOLD

REINVESTMENT OF    24,233          10,671        475            258,506         111,981          4,998
DISTRIBUTIONS

SHARES REDEEMED    (448,992)       (169,434)     (8,080)        (4,782,656)     (1,767,583)      (84,516)

NET INCREASE       401,307         296,907       64,843        $ 4,277,176     $ 3,105,571     $ 676,624
(DECREASE)

CLASS T            13,142,016      13,128,368    14,999,140    $ 140,268,143   $ 137,559,201   $ 158,724,547
SHARES SOLD

REINVESTMENT OF    1,173,166       1,340,839     1,411,416      12,511,199      14,043,998      14,860,075
DISTRIBUTIONS

SHARES REDEEMED    (14,007,864)    (12,764,354)  (12,931,481)   (149,280,620)   (133,637,535)   (136,183,619)

NET INCREASE       307,318         1,704,853     3,479,075     $ 3,498,722     $ 17,965,664    $ 37,401,003
(DECREASE)

CLASS B            3,469,510       1,113,298     1,114,235     $ 37,025,976    $ 11,661,677    $ 11,808,349
SHARES SOLD

REINVESTMENT OF    85,515          76,151        76,373         911,937         796,683         803,087
DISTRIBUTIONS

SHARES REDEEMED    (1,975,435)     (874,566)     (872,302)      (21,073,447)    (9,166,397)     (9,227,658)

NET INCREASE       1,579,590       314,883       318,306       $ 16,864,466    $ 3,291,963     $ 3,383,778
(DECREASE)

CLASS C            639,302         15,175        -             $ 6,829,640     $ 160,441       $ -
SHARES SOLD

REINVESTMENT OF    8,679           16            -              92,773          167             -
DISTRIBUTIONS

SHARES REDEEMED    (96,427)        -             -              (1,036,670)     -               -

NET INCREASE       551,554         15,191        -             $ 5,885,743     $ 160,608       $ -
(DECREASE)

INSTITUTIONAL      5,436,279       5,646,676     9,022,232     $ 57,943,429    $ 59,206,035    $ 95,376,649
CLASS
SHARES SOLD

REINVESTMENT OF    349,249         477,520       561,358        3,726,467       5,003,755       5,915,605
DISTRIBUTIONS

SHARES REDEEMED    (6,987,186)     (9,287,961)   (9,022,616)    (74,446,547)    (97,400,869)    (94,936,985)

NET INCREASE       (1,201,658)     (3,163,765)   560,974       $ (12,776,651)  $ (33,191,079)  $ 6,355,269
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:
                      ELEVEN MONTHS       YEAR ENDED
                      ENDED OCTOBER 31,   NOVEMBER 30,
                      1998                1997

CLASS A               $ 6,237             $ 30,352

CLASS T                36,976               22,481

CLASS B                11,223               14,929

CLASS C                13,916               5,703

INSTITUTIONAL CLASS    24,856               17,853

                      $ 93,208            $ 91,318

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series IV) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 1998

DISTRIBUTIONS


A total of 14.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
AFFIRMATIVE    539,625,345.29   98.805

WITHHELD       6,524,581.07     1.195

TOTAL          546,149,926.36   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    539,570,849.71   98.795

WITHHELD       6,579,076.65     1.205

TOTAL          546,149,926.36   100.000

ROBERT M. GATES
AFFIRMATIVE    539,510,050.47   98.784

WITHHELD       6,639,875.89     1.216

TOTAL          546,149,926.36   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    538,985,893.01   98.688

WITHHELD       7,164,033.35        1.312

TOTAL          546,149,926.36   100.000

E. BRADLEY JONES
AFFIRMATIVE    538,927,817.43   98.678

WITHHELD       7,222,108.93     1.322

TOTAL          546,149,926.36   100.000

DONALD J. KIRK
AFFIRMATIVE    539,628,066.94   98.806

WITHHELD       6,521,859.42     1.194

TOTAL          546,149,926.36   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    539,693,497.37   98.818

WITHHELD       6,456,428.99     1.182

TOTAL          546,149,926.36   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    539,146,457.11   98.718

WITHHELD       7,003,469.25     1.282

TOTAL          546,149,926.36   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    539,461,031.30   98.775

WITHHELD       6,688,895.06     1.225

TOTAL          546,149,926.36   100.000

MARVIN L. MANN
AFFIRMATIVE    539,523,857.95   98.787

WITHHELD       6,626,068.41     1.213

TOTAL          546,149,926.36   100.000

ROBERT C. POZEN
AFFIRMATIVE    539,551,908.09   98.792

WITHHELD       6,598,018.27     1.208

TOTAL          546,149,926.36   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    539,441,485.70   98.772

WITHHELD       6,708,440.66     1.228

TOTAL          546,149,926.36   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    278,609,801.55   98.139

AGAINST        1,741,723.15     .613

ABSTAIN        3,542,786.50     1.248

TOTAL          283,894,311.20   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    479,594,533.67   95.156

AGAINST        10,033,506.32    1.991

ABSTAIN        14,379,781.75    2.853

TOTAL          504,007,821.74   100.000

BROKER         42,142,104.62
NON-VOTES

PROPOSAL 4
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    232,211,107.81   96.169

AGAINST        2,651,523.98     1.098

ABSTAIN        6,599,384.87     2.733

TOTAL          241,462,016.66   100.000

BROKER         42,432,294.54
NON-VOTES

PROPOSAL 5
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    233,905,223.59   96.572

AGAINST        1,432,406.40     .591

ABSTAIN        6,871,578.47     2.837

TOTAL          242,209,208.46   100.000

BROKER         41,685,102.74
NON-VOTES

PROPOSAL 6
To amend the fundamental diversification limitation to exclude
"securities of other investment companies" from issuer diversification limits.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    233,962,626.59   96.595

AGAINST        1,673,131.99     .691

ABSTAIN        6,573,449.88     2.714

TOTAL          242,209,208.46   100.000

BROKER         41,685,102.74
NON-VOTES







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

LTBI-ANN-1298  66823
1.539399.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund


(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)





(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               21  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      24  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST FIVE MONTHS.

INVESTMENTS             25  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    34  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   43  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   52  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           53

PROXY VOTING RESULTS    54


NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor
Intermediate Bond Fund recently changed from November 30 to October
31. This change was made in order to align the fund's fiscal year end with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

FIDELITY ADV INT BOND - CL A                   7.41%    28.65%   113.25%

FIDELITY ADV INT BOND - CL A                   3.39%    23.82%   105.25%
 (INCL. 3.75% SALES CHARGE)

LB INT GOVT/CORP BOND                          9.12%    36.97%   123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE            6.97%    30.54%   105.48%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL A          7.41%   5.17%   7.87%

FIDELITY ADV INT BOND - CL A          3.39%   4.37%   7.46%
 (INCL. 3.75% SALES CHARGE)

LB INT GOV/CORP BOND                  9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE   6.97%   5.47%   7.46%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1988/10/31       9625.00                    10000.00
  1988/11/30       9565.57                     9914.67
  1988/12/31       9574.37                     9923.40
  1989/01/31       9678.54                    10027.63
  1989/02/28       9655.62                     9986.18
  1989/03/31       9693.77                    10029.33
  1989/04/30       9856.83                    10229.80
  1989/05/31      10042.21                    10432.94
  1989/06/30      10286.88                    10695.95
  1989/07/31      10504.51                    10915.57
  1989/08/31      10362.64                    10774.49
  1989/09/30      10411.56                    10825.39
  1989/10/31      10628.80                    11054.23
  1989/11/30      10716.22                    11159.92
  1989/12/31      10733.89                    11190.46
  1990/01/31      10627.13                    11118.71
  1990/02/28      10662.09                    11159.19
  1990/03/31      10647.18                    11173.73
  1990/04/30      10578.34                    11134.95
  1990/05/31      10829.59                    10991.93
  1990/06/30      10974.38                    11532.01
  1990/07/31      11120.90                    11692.00
  1990/08/31      11028.06                    11644.00
  1990/09/30      11109.58                    11733.93
  1990/10/31      11214.28                    11870.17
  1990/11/30      11408.40                    11633.58
  1990/12/31      11583.21                    12215.11
  1991/01/31      11669.31                    12338.98
  1991/02/28      11762.90                    12437.64
  1991/03/31      11837.42                    12522.24
  1991/04/30      11969.45                    12658.72
  1991/05/31      12033.30                    12736.53
  1991/06/30      12036.92                    12745.50
  1991/07/31      12172.30                    12887.55
  1991/08/31      12427.84                    13133.59
  1991/09/30      12658.68                    13359.51
  1991/10/31      12808.46                    13511.99
  1991/11/30      12931.01                    13667.13
  1991/12/31      13338.94                    14000.92
  1992/01/31      13168.26                    13874.14
  1992/02/29      13202.42                    13928.93
  1992/03/31      13154.90                    13874.14
  1992/04/30      13228.82                    13996.07
  1992/05/31      13470.58                    14213.03
  1992/06/30      13660.53                    14423.44
  1992/07/31      13982.05                    14710.20
  1992/08/31      14111.32                    14857.34
  1992/09/30      14275.48                    15059.03
  1992/10/31      14064.80                    14863.65
  1992/11/30      14100.70                    14807.17
  1992/12/31      14289.64                    15005.45
  1993/01/31      14574.46                    15297.31
  1993/02/28      14865.25                    15538.51
  1993/03/31      14962.89                    15600.32
  1993/04/30      15054.77                    15725.89
  1993/05/31      15065.35                    15690.98
  1993/06/30      15364.03                    15937.27
  1993/07/31      15483.03                    15976.29
  1993/08/31      15823.62                    16229.61
  1993/09/30      15868.94                    16297.00
  1993/10/31      15954.38                    16340.63
  1993/11/30      15863.03                    16249.48
  1993/12/31      15931.98                    16323.90
  1994/01/31      16100.24                    16505.22
  1994/02/28      15789.06                    16261.12
  1994/03/31      15483.22                    15992.78
  1994/04/30      15421.66                    15883.94
  1994/05/31      15368.45                    15894.60
  1994/06/30      15364.18                    15896.78
  1994/07/31      15509.99                    16125.62
  1994/08/31      15508.14                    16176.04
  1994/09/30      15431.17                    16027.20
  1994/10/31      15432.11                    16025.02
  1994/11/30      15476.35                    15952.29
  1994/12/31      15539.02                    16008.78
  1995/01/31      15707.93                    16278.57
  1995/02/28      15902.13                    16616.25
  1995/03/31      15983.39                    16711.27
  1995/04/30      16140.96                    16917.56
  1995/05/31      16535.25                    17429.04
  1995/06/30      16633.08                    17545.88
  1995/07/31      16624.19                    17548.30
  1995/08/31      16757.61                    17708.05
  1995/09/30      16875.60                    17836.28
  1995/10/31      17044.98                    18035.05
  1995/11/30      17244.83                    18272.13
  1995/12/31      17433.81                    18463.63
  1996/01/31      17577.90                    18622.89
  1996/02/29      17360.74                    18404.24
  1996/03/31      17293.49                    18309.46
  1996/04/30      17206.10                    18244.73
  1996/05/31      17185.09                    18230.92
  1996/06/30      17342.46                    18424.60
  1996/07/31      17387.91                    18479.38
  1996/08/31      17417.05                    18493.93
  1996/09/30      17607.73                    18751.61
  1996/10/31      17886.29                    19082.98
  1996/11/30      18092.63                    19334.59
  1996/12/31      17994.30                    19210.72
  1997/01/31      18070.40                    19285.39
  1997/02/28      18087.45                    19322.23
  1997/03/31      17974.87                    19188.91
  1997/04/30      18173.20                    19414.35
  1997/05/31      18287.07                    19575.55
  1997/06/30      18468.13                    19754.20
  1997/07/31      18806.78                    20156.11
  1997/08/31      18735.08                    20054.78
  1997/09/30      18928.66                    20287.98
  1997/10/31      19108.44                    20512.69
  1997/11/30      19143.93                    20558.02
  1997/12/31      19290.40                    20722.37
  1998/01/31      19525.32                    20993.87
  1998/02/28      19516.47                    20977.87
  1998/03/31      19590.16                    21045.26
  1998/04/30      19660.99                    21150.70
  1998/05/31      19808.16                    21305.84
  1998/06/30      19917.02                    21441.83
  1998/07/31      19971.99                    21517.47
  1998/08/31      20195.19                    21855.62
  1998/09/30      20567.46                    22404.67
  1998/10/30      20524.99                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981111 155706 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on October 31, 1988, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $20,525 - a 105.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                      YEARS ENDED OCTOBER 31,     SEPTEMBER 3, 1996
                                                  (COMMENCEMENT OF
                                                  SALE OF CLASS A
                                                  SHARES) TO
                                                  OCTOBER 31,

                  1998                     1997   1996

DIVIDEND RETURNS  5.71%                    6.16%  1.00%

CAPITAL RETURNS   1.70%                    0.67%  1.64%

TOTAL RETURNS     7.41%                    6.83%  2.64%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.76(CENTS)  29.05(CENTS)  58.35(CENTS)

ANNUALIZED DIVIDEND RATE        5.19%        5.40%         5.48%

30-DAY ANNUALIZED YIELD         4.71%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.68 over the past six months and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares, took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

FIDELITY ADV INT BOND - CL T               7.24%    28.49%   112.99%

FIDELITY ADV INT BOND - CL T               4.29%    24.96%   107.13%
 (INCL. 2.75% SALES CHARGE)

LB INT GOVT/CORP BOND                      9.12%    36.97%   123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE        6.97%    30.54%   105.48%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL T          7.24%   5.14%   7.85%

FIDELITY ADV INT BOND - CL T          4.29%   4.56%   7.55%
 (INCL. 2.75% SALES CHARGE)

LB INT GOVT/CORP BOND                 9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE   6.97%   5.47%   7.46%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1988/10/31       9725.00                    10000.00
  1988/11/30       9664.95                     9914.67
  1988/12/31       9673.84                     9923.40
  1989/01/31       9779.09                    10027.63
  1989/02/28       9755.94                     9986.18
  1989/03/31       9794.49                    10029.33
  1989/04/30       9959.24                    10229.80
  1989/05/31      10146.54                    10432.94
  1989/06/30      10393.76                    10695.95
  1989/07/31      10613.65                    10915.57
  1989/08/31      10470.31                    10774.49
  1989/09/30      10519.73                    10825.39
  1989/10/31      10739.23                    11054.23
  1989/11/30      10827.56                    11159.92
  1989/12/31      10845.41                    11190.46
  1990/01/31      10737.54                    11118.71
  1990/02/28      10772.86                    11159.19
  1990/03/31      10757.80                    11173.73
  1990/04/30      10688.25                    11134.95
  1990/05/31      10942.11                    10991.93
  1990/06/30      11088.40                    11532.01
  1990/07/31      11236.44                    11692.00
  1990/08/31      11142.64                    11644.00
  1990/09/30      11225.01                    11733.93
  1990/10/31      11330.79                    11870.17
  1990/11/30      11526.93                    11633.58
  1990/12/31      11703.55                    12215.11
  1991/01/31      11790.55                    12338.98
  1991/02/28      11885.11                    12437.64
  1991/03/31      11960.41                    12522.24
  1991/04/30      12093.81                    12658.72
  1991/05/31      12158.32                    12736.53
  1991/06/30      12161.98                    12745.50
  1991/07/31      12298.76                    12887.55
  1991/08/31      12556.97                    13133.59
  1991/09/30      12790.19                    13359.51
  1991/10/31      12941.54                    13511.99
  1991/11/30      13065.36                    13667.13
  1991/12/31      13477.53                    14000.92
  1992/01/31      13305.07                    13874.14
  1992/02/29      13339.58                    13928.93
  1992/03/31      13291.57                    13874.14
  1992/04/30      13366.26                    13996.07
  1992/05/31      13610.53                    14213.03
  1992/06/30      13802.45                    14423.44
  1992/07/31      14127.32                    14710.20
  1992/08/31      14257.93                    14857.34
  1992/09/30      14423.80                    15059.03
  1992/10/31      14210.92                    14863.65
  1992/11/30      14247.20                    14807.17
  1992/12/31      14438.10                    15005.45
  1993/01/31      14725.88                    15297.31
  1993/02/28      15019.70                    15538.51
  1993/03/31      15118.35                    15600.32
  1993/04/30      15211.18                    15725.89
  1993/05/31      15221.87                    15690.98
  1993/06/30      15523.66                    15937.27
  1993/07/31      15643.89                    15976.29
  1993/08/31      15988.02                    16229.61
  1993/09/30      16033.81                    16297.00
  1993/10/31      16120.14                    16340.63
  1993/11/30      16027.84                    16249.48
  1993/12/31      16097.51                    16323.90
  1994/01/31      16267.52                    16505.22
  1994/02/28      15953.11                    16261.12
  1994/03/31      15644.09                    15992.78
  1994/04/30      15581.89                    15883.94
  1994/05/31      15528.12                    15894.60
  1994/06/30      15523.81                    15896.78
  1994/07/31      15671.13                    16125.62
  1994/08/31      15669.27                    16176.04
  1994/09/30      15591.49                    16027.20
  1994/10/31      15592.44                    16025.02
  1994/11/30      15637.14                    15952.29
  1994/12/31      15700.47                    16008.78
  1995/01/31      15871.13                    16278.57
  1995/02/28      16067.35                    16616.25
  1995/03/31      16149.45                    16711.27
  1995/04/30      16308.66                    16917.56
  1995/05/31      16707.04                    17429.04
  1995/06/30      16805.89                    17545.88
  1995/07/31      16796.91                    17548.30
  1995/08/31      16931.72                    17708.05
  1995/09/30      17050.93                    17836.28
  1995/10/31      17222.07                    18035.05
  1995/11/30      17423.99                    18272.13
  1995/12/31      17614.94                    18463.63
  1996/01/31      17760.53                    18622.89
  1996/02/29      17541.11                    18404.24
  1996/03/31      17473.17                    18309.46
  1996/04/30      17384.87                    18244.73
  1996/05/31      17363.64                    18230.92
  1996/06/30      17522.64                    18424.60
  1996/07/31      17568.56                    18479.38
  1996/08/31      17598.01                    18493.93
  1996/09/30      17807.99                    18751.61
  1996/10/31      18088.43                    19082.98
  1996/11/30      18313.30                    19334.59
  1996/12/31      18215.42                    19210.72
  1997/01/31      18274.01                    19285.39
  1997/02/28      18289.44                    19322.23
  1997/03/31      18175.42                    19188.91
  1997/04/30      18374.78                    19414.35
  1997/05/31      18489.12                    19575.55
  1997/06/30      18652.98                    19754.20
  1997/07/31      19012.48                    20156.11
  1997/08/31      18921.41                    20054.78
  1997/09/30      19133.85                    20287.98
  1997/10/31      19314.29                    20512.69
  1997/11/30      19331.11                    20558.02
  1997/12/31      19495.61                    20722.37
  1998/01/31      19732.03                    20993.87
  1998/02/28      19722.00                    20977.87
  1998/03/31      19795.52                    21045.26
  1998/04/30      19865.57                    21150.70
  1998/05/31      19994.74                    21305.84
  1998/06/30      20104.07                    21441.83
  1998/07/31      20158.87                    21517.47
  1998/08/31      20383.31                    21855.62
  1998/09/30      20757.45                    22404.67
  1998/10/30      20713.00                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981111 155306 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on October 31, 1988, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $20,713 - a 107.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
                      YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  5.64%  6.12%  6.53%   6.46%   5.43%

CAPITAL RETURNS   1.60%  0.66%  -1.50%   3.99%  -8.70%

TOTAL RETURNS     7.24%  6.78%  5.03%   10.45%  -3.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.68(CENTS)  28.74(CENTS)  57.68(CENTS)

ANNUALIZED DIVIDEND RATE        5.10%        5.34%         5.42%

30-DAY ANNUALIZED YIELD         4.67%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.68 over the past six months and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL B                    6.63%   24.49%  106.35%

FIDELITY ADV INT BOND - CL B                    3.63%   24.49%  106.35%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                           9.12%   36.97%  123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE             6.97%   30.54%  105.48%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL B               6.63%   4.48%   7.51%

FIDELITY ADV INT BOND - CL B               3.63%   4.48%   7.51%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE        6.97%   5.47%   7.46%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1988/10/31      10000.00                    10000.00
  1988/11/30       9938.25                     9914.67
  1988/12/31       9947.39                     9923.40
  1989/01/31      10055.62                    10027.63
  1989/02/28      10031.81                     9986.18
  1989/03/31      10071.45                    10029.33
  1989/04/30      10240.87                    10229.80
  1989/05/31      10433.46                    10432.94
  1989/06/30      10687.67                    10695.95
  1989/07/31      10913.78                    10915.57
  1989/08/31      10766.38                    10774.49
  1989/09/30      10817.21                    10825.39
  1989/10/31      11042.91                    11054.23
  1989/11/30      11133.74                    11159.92
  1989/12/31      11152.09                    11190.46
  1990/01/31      11041.18                    11118.71
  1990/02/28      11077.49                    11159.19
  1990/03/31      11062.00                    11173.73
  1990/04/30      10990.48                    11134.95
  1990/05/31      11251.52                    10991.93
  1990/06/30      11401.95                    11532.01
  1990/07/31      11554.18                    11692.00
  1990/08/31      11457.73                    11644.00
  1990/09/30      11542.43                    11733.93
  1990/10/31      11651.20                    11870.17
  1990/11/30      11852.88                    11633.58
  1990/12/31      12034.50                    12215.11
  1991/01/31      12123.96                    12338.98
  1991/02/28      12221.19                    12437.64
  1991/03/31      12298.62                    12522.24
  1991/04/30      12435.80                    12658.72
  1991/05/31      12502.13                    12736.53
  1991/06/30      12505.89                    12745.50
  1991/07/31      12646.54                    12887.55
  1991/08/31      12912.05                    13133.59
  1991/09/30      13151.87                    13359.51
  1991/10/31      13307.49                    13511.99
  1991/11/30      13434.82                    13667.13
  1991/12/31      13858.64                    14000.92
  1992/01/31      13681.31                    13874.14
  1992/02/29      13716.80                    13928.93
  1992/03/31      13667.42                    13874.14
  1992/04/30      13744.22                    13996.07
  1992/05/31      13995.41                    14213.03
  1992/06/30      14192.76                    14423.44
  1992/07/31      14526.80                    14710.20
  1992/08/31      14661.11                    14857.34
  1992/09/30      14831.67                    15059.03
  1992/10/31      14612.78                    14863.65
  1992/11/30      14650.08                    14807.17
  1992/12/31      14846.38                    15005.45
  1993/01/31      15142.29                    15297.31
  1993/02/28      15444.42                    15538.51
  1993/03/31      15545.86                    15600.32
  1993/04/30      15641.32                    15725.89
  1993/05/31      15652.31                    15690.98
  1993/06/30      15962.63                    15937.27
  1993/07/31      16086.26                    15976.29
  1993/08/31      16440.12                    16229.61
  1993/09/30      16487.21                    16297.00
  1993/10/31      16575.98                    16340.63
  1993/11/30      16481.07                    16249.48
  1993/12/31      16552.71                    16323.90
  1994/01/31      16727.52                    16505.22
  1994/02/28      16404.22                    16261.12
  1994/03/31      16086.47                    15992.78
  1994/04/30      16022.51                    15883.94
  1994/05/31      15967.22                    15894.60
  1994/06/30      15962.79                    15896.78
  1994/07/31      16096.93                    16125.62
  1994/08/31      16083.21                    16176.04
  1994/09/30      15992.40                    16027.20
  1994/10/31      15966.39                    16025.02
  1994/11/30      16001.63                    15952.29
  1994/12/31      16039.30                    16008.78
  1995/01/31      16203.18                    16278.57
  1995/02/28      16394.50                    16616.25
  1995/03/31      16483.24                    16711.27
  1995/04/30      16619.60                    16917.56
  1995/05/31      17031.46                    17429.04
  1995/06/30      17137.54                    17545.88
  1995/07/31      17102.35                    17548.30
  1995/08/31      17230.24                    17708.05
  1995/09/30      17342.39                    17836.28
  1995/10/31      17506.92                    18035.05
  1995/11/30      17701.02                    18272.13
  1995/12/31      17885.54                    18463.63
  1996/01/31      18008.09                    18622.89
  1996/02/29      17793.35                    18404.24
  1996/03/31      17697.52                    18309.46
  1996/04/30      17614.39                    18244.73
  1996/05/31      17564.92                    18230.92
  1996/06/30      17733.53                    18424.60
  1996/07/31      17752.23                    18479.38
  1996/08/31      17771.33                    18493.93
  1996/09/30      17974.14                    18751.61
  1996/10/31      18265.20                    19082.98
  1996/11/30      18465.05                    19334.59
  1996/12/31      18355.58                    19210.72
  1997/01/31      18422.50                    19285.39
  1997/02/28      18427.81                    19322.23
  1997/03/31      18300.35                    19188.91
  1997/04/30      18472.95                    19414.35
  1997/05/31      18594.84                    19575.55
  1997/06/30      18749.37                    19754.20
  1997/07/31      19081.46                    20156.11
  1997/08/31      18996.68                    20054.78
  1997/09/30      19181.46                    20287.98
  1997/10/31      19351.65                    20512.69
  1997/11/30      19357.47                    20558.02
  1997/12/31      19512.24                    20722.37
  1998/01/31      19756.03                    20993.87
  1998/02/28      19735.84                    20977.87
  1998/03/31      19797.97                    21045.26
  1998/04/30      19857.35                    21150.70
  1998/05/31      19974.75                    21305.84
  1998/06/30      20091.46                    21441.83
  1998/07/31      20115.25                    21517.47
  1998/08/31      20327.86                    21855.62
  1998/09/30      20690.46                    22404.67
  1998/10/30      20634.85                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981111 155545 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998 the value of the investment would have been $20,635 - a 106.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,      JUNE 30, 1994
                                               (COMMENCEMENT
                                               OF SALE OF
                                               CLASS B SHARES) TO
                                               OCTOBER 31,

                  1998   1997   1996    1995   1994

DIVIDEND RETURNS  4.93%  5.38%  5.83%   5.66%  1.55%

CAPITAL RETURNS   1.70%  0.57%  -1.50%  3.99%  -1.53%

TOTAL RETURNS     6.63%  5.95%  4.33%   9.65%  0.02%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.09(CENTS)  25.09(CENTS)  50.49(CENTS)

ANNUALIZED DIVIDEND RATE        4.46%        4.66%         4.75%

30-DAY ANNUALIZED YIELD         4.15%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.79 over the past one month, $10.68 over the past six months and $10.64 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL C                    6.31%   24.11%  105.72%

FIDELITY ADV INT BOND - CL C                    5.31%   24.11%  105.72%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                           9.12%   36.97%  123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE             6.97%   30.54%  105.48%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL C               6.31%   4.41%   7.48%

FIDELITY ADV INT BOND - CL C               5.31%   4.41%   7.48%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE        6.97%   5.47%   7.46%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1988/10/31      10000.00                    10000.00
  1988/11/30       9938.25                     9914.67
  1988/12/31       9947.39                     9923.40
  1989/01/31      10055.62                    10027.63
  1989/02/28      10031.81                     9986.18
  1989/03/31      10071.45                    10029.33
  1989/04/30      10240.87                    10229.80
  1989/05/31      10433.46                    10432.94
  1989/06/30      10687.67                    10695.95
  1989/07/31      10913.78                    10915.57
  1989/08/31      10766.38                    10774.49
  1989/09/30      10817.21                    10825.39
  1989/10/31      11042.91                    11054.23
  1989/11/30      11133.74                    11159.92
  1989/12/31      11152.09                    11190.46
  1990/01/31      11041.18                    11118.71
  1990/02/28      11077.49                    11159.19
  1990/03/31      11062.00                    11173.73
  1990/04/30      10990.48                    11134.95
  1990/05/31      11251.52                    10991.93
  1990/06/30      11401.95                    11532.01
  1990/07/31      11554.18                    11692.00
  1990/08/31      11457.73                    11644.00
  1990/09/30      11542.43                    11733.93
  1990/10/31      11651.20                    11870.17
  1990/11/30      11852.88                    11633.58
  1990/12/31      12034.50                    12215.11
  1991/01/31      12123.96                    12338.98
  1991/02/28      12221.19                    12437.64
  1991/03/31      12298.62                    12522.24
  1991/04/30      12435.80                    12658.72
  1991/05/31      12502.13                    12736.53
  1991/06/30      12505.89                    12745.50
  1991/07/31      12646.54                    12887.55
  1991/08/31      12912.05                    13133.59
  1991/09/30      13151.87                    13359.51
  1991/10/31      13307.49                    13511.99
  1991/11/30      13434.82                    13667.13
  1991/12/31      13858.64                    14000.92
  1992/01/31      13681.31                    13874.14
  1992/02/29      13716.80                    13928.93
  1992/03/31      13667.42                    13874.14
  1992/04/30      13744.22                    13996.07
  1992/05/31      13995.41                    14213.03
  1992/06/30      14192.76                    14423.44
  1992/07/31      14526.80                    14710.20
  1992/08/31      14661.11                    14857.34
  1992/09/30      14831.67                    15059.03
  1992/10/31      14612.78                    14863.65
  1992/11/30      14650.08                    14807.17
  1992/12/31      14846.38                    15005.45
  1993/01/31      15142.29                    15297.31
  1993/02/28      15444.42                    15538.51
  1993/03/31      15545.86                    15600.32
  1993/04/30      15641.32                    15725.89
  1993/05/31      15652.31                    15690.98
  1993/06/30      15962.63                    15937.27
  1993/07/31      16086.26                    15976.29
  1993/08/31      16440.12                    16229.61
  1993/09/30      16487.21                    16297.00
  1993/10/31      16575.98                    16340.63
  1993/11/30      16481.07                    16249.48
  1993/12/31      16552.71                    16323.90
  1994/01/31      16727.52                    16505.22
  1994/02/28      16404.22                    16261.12
  1994/03/31      16086.47                    15992.78
  1994/04/30      16022.51                    15883.94
  1994/05/31      15967.22                    15894.60
  1994/06/30      15962.79                    15896.78
  1994/07/31      16096.93                    16125.62
  1994/08/31      16083.21                    16176.04
  1994/09/30      15992.40                    16027.20
  1994/10/31      15966.39                    16025.02
  1994/11/30      16001.63                    15952.29
  1994/12/31      16039.30                    16008.78
  1995/01/31      16203.18                    16278.57
  1995/02/28      16394.50                    16616.25
  1995/03/31      16483.24                    16711.27
  1995/04/30      16619.60                    16917.56
  1995/05/31      17031.46                    17429.04
  1995/06/30      17137.54                    17545.88
  1995/07/31      17102.35                    17548.30
  1995/08/31      17230.24                    17708.05
  1995/09/30      17342.39                    17836.28
  1995/10/31      17506.92                    18035.05
  1995/11/30      17701.02                    18272.13
  1995/12/31      17885.54                    18463.63
  1996/01/31      18008.09                    18622.89
  1996/02/29      17793.35                    18404.24
  1996/03/31      17697.52                    18309.46
  1996/04/30      17614.39                    18244.73
  1996/05/31      17564.92                    18230.92
  1996/06/30      17733.53                    18424.60
  1996/07/31      17752.23                    18479.38
  1996/08/31      17771.33                    18493.93
  1996/09/30      17974.14                    18751.61
  1996/10/31      18265.20                    19082.98
  1996/11/30      18465.05                    19334.59
  1996/12/31      18355.58                    19210.72
  1997/01/31      18422.50                    19285.39
  1997/02/28      18427.81                    19322.23
  1997/03/31      18300.35                    19188.91
  1997/04/30      18472.95                    19414.35
  1997/05/31      18594.84                    19575.55
  1997/06/30      18749.37                    19754.20
  1997/07/31      19081.46                    20156.11
  1997/08/31      18996.68                    20054.78
  1997/09/30      19181.46                    20287.98
  1997/10/31      19351.65                    20512.69
  1997/11/30      19352.52                    20558.02
  1997/12/31      19503.70                    20722.37
  1998/01/31      19726.82                    20993.87
  1998/02/28      19688.88                    20977.87
  1998/03/31      19749.31                    21045.26
  1998/04/30      19806.88                    21150.70
  1998/05/31      19922.14                    21305.84
  1998/06/30      20036.99                    21441.83
  1998/07/31      20059.10                    21517.47
  1998/08/31      20269.18                    21855.62
  1998/09/30      20648.33                    22404.67
  1998/10/30      20572.20                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981111 155436 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998 the value of the investment would have been $20,572 - a 105.72% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                       NOVEMBER 3, 1997
                       (COMMENCEMENT OF
                       SALE OF CLASS C
                       SHARES) TO
                       OCTOBER 31,

                       1998

DIVIDEND RETURNS       4.77%

CAPITAL RETURNS        1.80%

TOTAL RETURNS          6.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIOD ENDED OCTOBER 31, 1998  PAST 1       PAST 6        LIFE OF
                               MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE            4.00(CENTS)  24.56(CENTS)  48.85(CENTS)

ANNUALIZED DIVIDEND RATE       4.36%        4.56%         4.62%

30-DAY ANNUALIZED YIELD        N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.79 over the past one month, $10.68 over the past six months and $10.65 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the U.S.
taxable investment-grade bond
market - returned 9.34% over the
past year. Global market volatility,
low interest rates and a sharp
decline in stock prices sent U.S.
Treasury yields - which move in
the opposite direction of bond
prices - to their lowest levels in
30 years. While the extreme flight
to quality helped Treasuries
outperform all other sectors of the
bond market, corporate bond
investors benefited from a stable
domestic economy, low interest rates
and low inflation. The Lehman
Brothers Corporate Bond Index
returned 7.99% for the past 12
months. Despite high refinancing
activity, mortgage bonds also
performed well. The Lehman Brothers
Mortgage Backed Securities Index
posted a 12-month return of 7.30%.
Late in the period, the bond market
stumbled as the Group of Seven
leading industrial nations eased
global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12-month period that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 7.41%, 7.24%, 6.63% and 6.31%, respectively. The fund's performance compares with the short-intermediate investment grade debt funds average tracked by Lipper Analytical Services, which returned 6.97%. The fund lagged the Lehman Brothers Intermediate Government/Corporate Bond Index, which returned 9.12% during the same period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE OF THE LEHMAN BROTHERS INDEX?
A. Historically, the fund has been overweighted in corporate bonds as well as mortgage and asset-backed securities compared to Treasury bonds. The Lehman Brothers Intermediate Government/Corporate Bond Index tends to have over 40% of its assets in short- and intermediate-maturity Treasuries. For many years, we've been able to replace the short-term Treasuries that the fund would ordinarily hold with short-term, high-grade corporate bonds. Over the long haul, the yield advantage of the short-term corporate bonds helps generate higher total return than government bonds. However, in an environment like we experienced in August and September, the markets seemed to care only about government-guaranteed bonds, and Treasuries benefited from a massive flight to quality. While this situation was good for Treasury bonds, it caused the fund to underperform the Lehman Brothers Intermediate Government/Corporate Bond Index because the rally was for the most part limited to Treasuries.
Q. CAN YOU GIVE US YOUR THOUGHTS REGARDING THE RECENT INTEREST-RATE
CUTS?
A. During most of the period, we witnessed an extreme demand for safety that we haven't seen since the 1987 market crash. Toward the end of the period, however, two interest-rate cuts by the Federal Reserve Board, most notably the surprise rate cut on October 15, were instrumental in changing market sentiment. The market seemed to believe that the Fed would not let the economy slide into recession and that it was willing to act aggressively to prevent an economic downturn. At the end of the period, the federal funds rate - the overnight interbank loan rate - stood at 5.00%, yet the yield on the two-year Treasury dropped to approximately 4.25%. This yield spread is telling us that the bond market believes the Federal Reserve will cut rates further. This may or may not come to pass, but it's clear that the market is very concerned about the potential for recession over the next few quarters.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. During most of the year, I felt the mortgage-securities market was expensive relative to Treasuries and I kept the fund's position close to the index. As it turns out, we experienced a massive re-pricing of these securities and the mortgage market was much cheaper as the period drew to a close. In fact, over the past eight to 10 years, mortgage rates have ranged anywhere from 80 to 130 basis points higher than the 10-year Treasury bond. At the end of September, the yield spread between Ginnie Mae Mortgage bonds and the 10-year Treasury was over 200 points.
Q. DID YOU TAKE ANY ACTION AT THAT POINT?
A. I did. As a result, I increased the fund's position in mortgage securities to take advantage of the interest-rate advantage over Treasuries. Additionally, the fund held approximately 37% of its investments in corporate bonds at the end of the period. This sector was contributing to performance until we had the massive flight to quality - and to Treasuries - at the end of the summer. The fund's overweighted position in corporate bonds relative to the index hurt performance in the long run.
Q. WHAT'S YOUR OUTLOOK?
A. I think we need to take a cautious view. However, with the federal funds rate at 5.00% at the end of the period, combined with the Federal Reserve Board's recent bias to ease rates, there are now more reasons to be optimistic. At the same time, I have positioned the fund relatively defensively because I believe it may take some time before corporate America returns to a solid growth path. The underlying economy seems to be in good shape, however, and we are beginning to see a light at the end of the tunnel. Corporate bonds will continue to be a focus for the fund and I will continue to look closely at mortgage securities, maybe adding to the fund's position.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON THE FUND'S
BENCHMARK, THE LEHMAN
BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND
INDEX AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"The Lehman Brothers Intermediate
Government/Corporate Bond Index
- a market value weighted
benchmark of investment-grade
fixed-rate debt issues with
maturities of at least one year -
plays a very important role in the
management of the fund. It's the
fund's benchmark index and
includes most of the universe of
investment-grade bonds with
maturities of one year or more. I
use the index as a guideline for the
structure of the overall bond
market, managing the fund to be
generally as sensitive to changes in
interest rates as the index. In
addition, I refer to the index when
deciding how to allocate assets
among different maturities and
market sectors - such as
corporate, mortgage or government
securities - based on my view of
the relative value of each maturity
or sector."

FUND FACTS
GOAL: high current income, by
investing mainly in
investment-grade debt
securities
START DATE: February 2, 1984
SIZE: as of October 31, 1998,
more than $509 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   5 MONTHS AGO

AAA                                              54.8          57.5

AA                                               4.3           7.5

A                                                17.2          20.6

BAA                                              9.4           10.9

BA                                               1.5           1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         5 MONTHS AGO

YEARS                                              5.5   6.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        5 MONTHS AGO

YEARS                             3.2   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF MAY 31, 1998 **

CORPORATE BONDS 37.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 12.4%
MORTGAGE
SECURITIES 32.5%
FOREIGN GOVERNMENT
OBLIGATIONS 2.9%
OTHER 2.4%
SHORT-TERM
INVESTMENTS 12.8%
* FOREIGN
 INVESTMENTS 11.1%
CORPORATE BONDS 45.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 25.9%
MORTGAGE
SECURITIES 19.4%
FOREIGN GOVERNMENT
OBLIGATIONS 3.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 2.5%
** FOREIGN
 INVESTMENTS 12.0%
ROW: 1, COL: 1, VALUE: 12.8
ROW: 1, COL: 2, VALUE: 2.4
ROW: 1, COL: 3, VALUE: 2.9
ROW: 1, COL: 4, VALUE: 32.5
ROW: 1, COL: 5, VALUE: 12.4
ROW: 1, COL: 6, VALUE: 37.0
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 19.4
ROW: 1, COL: 5, VALUE: 25.9
ROW: 1, COL: 6, VALUE: 45.8



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 25.9%

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 1.2%

Methanex Corp. yankee 8.875% 11/15/01            A2        $ 2,790,000                $ 2,877,299

Praxair, Inc. 6.15% 4/15/03                      A3         3,640,000                  3,671,086

                                                                                       6,548,385

PACKAGING & CONTAINERS - 0.8%

Owens-Illinois, Inc.:

7.15% 5/15/05                                    Ba1        1,500,000                  1,492,254

7.35% 5/15/08                                    Ba1        1,450,000                  1,428,563

7.8% 5/15/18                                     Ba1        1,750,000                  1,656,377

                                                                                       4,577,194

TOTAL BASIC INDUSTRIES                                                                 11,125,579

CONSTRUCTION & REAL ESTATE - 0.1%

REAL ESTATE INVESTMENT TRUSTS - 0.1%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       640,000                    612,384

FINANCE - 14.1%

BANKS - 9.0%

ABN-Amro Bank NV, Chicago 6.625%                 Aa3        2,750,000                  2,856,178
10/31/01

BankAmerica Corp. 10% 2/1/03                     Aa3        210,000                    242,243

BankBoston Companies 6.625% 2/1/04               A3         3,200,000                  3,321,536

BanPonce Financial Corp.:

6.69% 9/21/00                                    A3         2,250,000                  2,298,983

6.75% 8/9/01                                     A3         3,850,000                  3,936,240

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         2,700,000                  2,728,134

5.95% 7/15/01                                    A1         3,050,000                  3,099,715

Capital One Bank 7.35% 6/20/00                   Baa3       5,000,000                  5,077,650

Capital One Financial Corp. 7.125% 8/1/08        Ba1        1,390,000                  1,344,950

Chase Manhattan Corp. 5.5% 2/15/01               Aa3        600,000                    598,512

Kansallis-Osake-Pankki, New York 10% 5/1/02      A3         650,000                    740,883

MBNA Corp. 6.34% 6/2/03                          Baa2       450,000                    439,155

NationsBank Corp. 8.125% 6/15/02                 Aa3        3,000,000                  3,224,700

Provident Bank 6.125% 12/15/00                   A3         5,000,000                  5,037,150

Skandinaviska Enskilda Banken yankee 8.45%       A3         4,600,000                  4,969,564
5/15/02

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

U.S. Bancorp 7.5% 6/1/26                         A2        $ 2,000,000                $ 2,186,040

Union Planters National Bank 6.81% 8/20/01       A3         1,500,000                  1,539,255

Wachovia Corp. 6.605% 10/1/25                    A1         5,000,000                  5,253,600

                                                                                       48,894,488

CREDIT & OTHER FINANCE - 3.0%

Associates Corp. of North America 6% 4/15/03     Aa3        1,350,000                  1,377,756

Deere (John) Capital Corp. 9.625% 11/1/98        A3         2,500,000                  2,500,000

ERP Operating LP 6.55% 11/15/01                  A3         470,000                    470,080

Ford Motor Credit Co. 7.75% 11/15/02             A1         100,000                    107,492

General Electric Capital Corp. 6.94%             Aaa        2,530,000                  2,547,862
4/13/09 (b)

GS Escrow Corp. 7.125% 8/1/05 (c)                Ba1        2,350,000                  2,294,869

RBSG Capital Corp. 10.125% 3/1/04                A2         1,500,000                  1,813,500

Sears Roebuck Acceptance Corp. 6.15%             A2         5,000,000                  5,095,800
11/15/05

                                                                                       16,207,359

INSURANCE - 1.9%

Protective Life Corp. 7.95% 7/1/04               A3         1,000,000                  1,129,580

SunAmerica, Inc. 6.2% 10/31/99                   Baa1       9,300,000                  9,392,721

                                                                                       10,522,301

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB 6.2% 4/2/01         Baa3       900,000                    899,019

TOTAL FINANCE                                                                          76,523,167

INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%

Tyco International Group SA yankee 6.125%        Baa1       4,000,000                  4,080,880
6/15/01

POLLUTION CONTROL - 1.2%

WMX Technologies, Inc. 7.1% 8/1/26               Baa3       6,000,000                  6,310,380

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                 10,391,260

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.7%

TCI Communications, Inc. 8.75% 8/1/15            Baa3       3,470,000                  4,210,672

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.1%

Viacom, Inc. 7.75% 6/1/05                        Baa3      $ 400,000                  $ 431,132

TOTAL MEDIA & LEISURE                                                                  4,641,804

NONDURABLES - 1.1%

TOBACCO - 1.1%

Philip Morris Companies, Inc. 6.95% 6/1/06       A2         6,000,000                  6,282,720

RETAIL & WHOLESALE - 0.4%

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00                             Baa3       1,970,000                  2,000,594

TECHNOLOGY - 1.0%

COMPUTER SERVICES & SOFTWARE - 1.0%

First Data Corp. 6.625% 4/1/03                   A2         5,000,000                  5,242,750

UTILITIES - 4.5%

CELLULAR - 0.9%

360 Degrees Communications Co.                   Baa1       1,050,000                  1,164,608
7.5% 3/1/06

AirTouch Communications, Inc.                    Baa2       1,795,000                  1,869,762
6.35% 6/1/05

Cable & Wireless Communications PLC              Baa1       2,090,000                  2,130,630
6.375% 3/6/03

                                                                                       5,165,000

ELECTRIC UTILITY - 3.2%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                                 Baa2       2,000,000                  2,015,180

7.05% 12/11/07 (c)                               Baa2       5,000,000                  5,274,300

British Columbia Hydro & Power Authority         Aa2        940,000                    991,484
yankee 12.5% 1/15/14

DR Investments UK PLC yankee 7.1%                A2         5,000,000                  5,252,200
5/15/02 (c)

Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)    A3         3,840,000                  3,543,706

Virginia Electric & Power Co. 7.375% 7/1/02      A2         150,000                    160,356

                                                                                       17,237,226

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.4%

MCI WorldCom, Inc. 6.4% 8/15/05                  Baa2      $ 1,850,000                $ 1,922,095

TOTAL UTILITIES                                                                        24,324,321

TOTAL NONCONVERTIBLE BONDS                                                             141,144,579
(Cost $138,484,486)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.4%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%

Fannie Mae:

5.75% 6/15/05                                                   Aaa       2,320,000                 2,419,690

6.15% 1/13/00                                                   Aaa       1,100,000                 1,117,875

Farm Credit Systems Financial Assistance Corp.                  Aaa       1,800,000                 2,143,962
9.375% 7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                                                   Aaa       3,830,000                 4,254,900

7.38% 8/5/04                                                    Aaa       1,930,000                 2,160,384

7.7% 9/20/04                                                    Aaa       1,250,000                 1,422,263

Freddie Mac:

5.035% 4/28/03                                                  Aaa       15,000,000                15,092,400

8.115% 1/31/05                                                  Aaa       5,460,000                 6,362,593

Government Trust Certificates (assets of Trust                  Aaa       784,950                   832,911
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E, 9.4% 5/15/02

Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1994-A, 7.12% 4/15/06                                    Aaa       287,778                   310,916

Series 1994-C, 6.61% 9/15/99                                    Aaa       23,509                    23,679

                                                                                                    36,141,573

U.S. TREASURY OBLIGATIONS - 5.7%

U.S. Treasury Bonds:

8.75% 5/15/17                                                   Aaa       410,000                   572,655

12.75% 11/15/10 (callable)                                      Aaa       2,498,000                 3,676,357

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

MOODY'S RATINGS                                                          PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                          AMOUNT                    (NOTE 1)

U.S. TREASURY OBLIGATIONS - CONTINUED

U.S. Treasury Notes:

6.375% 9/30/01                                                  Aaa      $ 8,500,000               $ 8,958,065

7% 7/15/06                                                      Aaa       9,300,000                 10,709,508

7.25% 8/15/04                                                   Aaa       6,390,000                 7,289,584

                                                                                                    31,206,169

TOTAL U.S. GOVERNMENT AND                                                                           67,347,742
GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,242,339)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 29.9%



FANNIE MAE - 25.2%

5.5% 5/1/03 to 5/1/11                                      Aaa       3,347,441                  3,336,570

6% 5/1/01 to 10/1/13 (e)                                   Aaa       44,216,131                 44,269,986

6% 11/1/13 (d)                                             Aaa       19,000,000                 19,083,125

6.5% 10/1/27 to 7/1/28                                     Aaa       36,031,841                 36,313,325

6.5% 11/1/28 (d)                                           Aaa       16,000,000                 16,125,000

7% 11/1/28 (d)                                             Aaa       970,000                    991,219

7.5% 2/1/28 to 4/1/28 (e)                                  Aaa       1,010,000                  1,035,563

8.5% 6/1/11 to 2/1/28                                      Aaa       9,993,058                  10,404,135

9.5% 2/1/25                                                Aaa       2,751,702                  2,971,811

10% 1/1/20                                                 Aaa       59,101                     64,531

10.5% 7/1/11 to 8/1/20                                     Aaa       395,316                    435,987

11% 8/1/15                                                 Aaa       1,721,555                  1,886,841

12.5% 2/1/11 to 4/1/15                                     Aaa       79,125                     91,202

                                                                                                137,009,295

FREDDIE MAC - 1.3%

5.5% 12/1/02 to 6/1/03                                     Aaa       1,732,400                  1,729,022

7% 11/1/00 to 7/1/01                                       Aaa       1,580,497                  1,594,757

8.5% 9/1/24 to 8/1/27                                      Aaa       2,610,000                  2,716,463

9.5% 1/1/17                                                Aaa       14,738                     15,835

10% 4/1/05 to 8/1/10                                       Aaa       283,275                    302,040

10.25% 12/1/09                                             Aaa       33,407                     35,996

10.5% 5/1/21                                               Aaa       607,210                    663,936

11% 12/1/11                                                Aaa       26,755                     29,556

11.5% 10/1/15                                              Aaa       99,501                     110,730

11.75% 10/1/10                                             Aaa       38,793                     43,325

                                                                                                7,241,660

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                                     PRINCIPAL                  VALUE
(UNAUDITED) (A)                                                     AMOUNT                     (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.4%

7% 11/15/22 to 7/15/28                                     Aaa      $ 4,544,874                $ 4,664,830

8% 2/15/02 to 6/15/25                                      Aaa       3,166,251                  3,263,516

8.5% 4/15/17 to 12/15/21                                   Aaa       560,026                    594,784

9% 5/15/16 to 10/15/18                                     Aaa       2,574,911                  2,759,564

10% 11/15/09 to 1/15/26                                    Aaa       2,921,561                  3,149,871

11% 12/15/09 to 10/15/20                                   Aaa       795,402                    862,375

11.5% 3/15/10 to 2/15/19                                   Aaa       2,616,378                  2,911,662

                                                                                                18,206,602

TOTAL U.S. GOVERNMENT AGENCY -                                                                  162,457,557
MORTGAGE SECURITIES
(Cost $160,943,708)



ASSET-BACKED SECURITIES - 11.1%



Aesop Funding II LLC 6.22% 10/20/01 (c)       Aaa        8,000,000                 8,146,250

Arcadia Automobile Receivables Trust 6.5%     Aaa        5,000,000                 5,114,063
6/17/02

Capital Equipment Receivables Trust 6.11%     Aaa        3,442,079                 3,447,104
7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                                 Aaa        1,496,696                 1,520,643

6.76% 9/15/02                                 A3         561,261                   568,277

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                  Aaa        1,482,654                 1,489,141

5.91% 12/15/04                                Aaa        824,200                   829,545

6.6% 12/15/02                                 Aaa        489,089                   494,283

Citibank Credit Card Master Trust I 6.45%     A2         10,000,000                10,193,750
8/15/02

Contimortgage Home Equity Loan Trust 6.26%    Aaa        5,000,000                 5,000,000
7/15/12

Ford Credit Auto Owner Trust:

6.4% 5/15/02                                  A1         1,460,000                 1,497,580

6.4% 12/15/02                                 Baa3       590,000                   590,885

Ford Credit Grantor Trust 5.9% 10/15/00       Aaa        892,188                   894,557

Key Auto Finance Trust 6.3% 10/15/03          A2         1,520,018                 1,526,906

KeyCorp Auto Grantor Trust 5.8% 7/15/00       A3         26,892                    26,889

MBNA Master Credit Card Trust II 6.55%        Aaa        10,000,000                10,590,200
1/15/07

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                         PRINCIPAL                 VALUE
(UNAUDITED) (A)                                         AMOUNT                    (NOTE 1)

PNC Student Loan Trust I 6.314% 1/25/01       Aaa       $ 5,000,000               $ 5,061,719

SCFC Recreational Vehicle Loan Trust 7.25%    Aaa        222,163                   220,630
9/15/06

Sears Credit Account Master Trust II 6.5%     Aaa        3,400,000                 3,415,912
10/15/03

TOTAL ASSET-BACKED SECURITIES                                                      60,628,334
(Cost $59,378,095)



COMMERCIAL MORTGAGE SECURITIES - 2.6%



BKB Commercial Mortgage Trust Series 1997            AA         1,117,859                1,114,715
C1, Class B, 7.218% 2/25/43 (c)(f)

CBM Funding Corp. sequential pay Series              AA         56,087                   56,394
1996-1 Class A 1, 7.55% 7/1/99

CS First Boston Mortgage Securities Corp.:

Series 1995-WF1 Class A-2, 6.648%                    AAA        4,930,135                4,950,164
12/21/27

Series 1998 FLI Class E, 6.1938%                     Baa2       2,970,000                2,887,397
1/10/13 (c)(f)

Equitable Life Assurance Society of the              A2         1,000,000                1,025,900
United States (The) Series 1996-1 Class C1,
7.52% 5/15/06 (c)

Thirteen Affiliates of General Growth Properties,    Aaa        2,500,000                2,558,825
Inc. sequential pay Series A-2, 6.602%
12/15/10 (c)

Wells Fargo Capital Markets Apartment                Aaa        1,496,720                1,532,761
Financing Trust Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                     14,126,156
(Cost $14,057,804)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.9%



Canadian Government 6.125% 7/15/02 (g)                        Aa2       5,000,000                5,207,000

Manitoba Province yankee 6.875% 9/15/02 (g)                   Aa3       5,000,000                5,290,250

Quebec Province yankee 6.86% 4/15/26 (b)(g)                   A2        5,000,000                5,170,800

TOTAL FOREIGN GOVERNMENT AND                                                                     15,668,050
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,921,450)


SUPRANATIONAL OBLIGATIONS - 1.9%



MOODY'S RATINGS                                   PRINCIPAL          VALUE
(UNAUDITED) (A)                                   AMOUNT             (NOTE 1)
Inter American Development Bank yankee    Aaa     $ 10,000,000       $ 10,639,600
6.29% 7/16/27
(Cost $9,937,100)



CERTIFICATES OF DEPOSIT - 0.5%



Canadian Imperial Bank of Commerce,        Aa3       2,500,000          2,540,750
New York yankee 6.2% 8/1/00
(Cost $2,503,750)


CASH EQUIVALENTS - 12.8%



                                                  MATURITY
                                                  AMOUNT
Investments in repurchase agreements              $ 69,601,708        69,569,000
(U.S. Government obligations), in a joint
trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $69,569,000)


TOTAL INVESTMENT IN SECURITIES - 100%                           $ 544,121,768
(Cost $535,037,732)

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,646,103 or 7.0% of net assets.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(e) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to the securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        75.1%  AAA, AA, A    72.7%

Baa               9.4%   BBB           8.7%

Ba                1.5%   BB            1.5%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America              88.9%

Canada                                4.1

United Kingdom                        3.5

Multi-National                        1.9

Others (individually less than 1%)      1.6

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $535,037,732. Net unrealized appreciation aggregated $9,084,036, of which $10,896,220 related to appreciated investment securities and $1,812,184 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $10,771,000 of which $9,361,000 and $1,410,000 will expire on October 31, 2004 and 2005, respectively.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                           OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 544,121,768
AGREEMENTS OF $69,569,000) (COST $535,037,732) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS     $ (17,064,553)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS     16,881,675      (182,878)

RECEIVABLE FOR INVESTMENTS SOLD ON A REGULAR DELIVERY BASIS                    56,003,420

CASH                                                                           809

RECEIVABLE FOR FUND SHARES SOLD                                                1,022,273

INTEREST RECEIVABLE                                                            5,194,040

 TOTAL ASSETS                                                                  606,159,432

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              57,343,163
REGULAR DELIVERY

 DELAYED DELIVERY                                              35,914,700

PAYABLE FOR FUND SHARES REDEEMED                               2,189,449

DISTRIBUTIONS PAYABLE                                          555,583

ACCRUED MANAGEMENT FEE                                         184,181

DISTRIBUTION FEES PAYABLE                                      93,747

OTHER PAYABLES AND ACCRUED EXPENSES                            151,851

 TOTAL LIABILITIES                                                             96,432,674

NET ASSETS                                                                    $ 509,726,758

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 513,408,368

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                               (1,805,499)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          (10,777,269)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      8,901,158

NET ASSETS                                                                    $ 509,726,758


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.77
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,217,134 (DIVIDED BY) 763,057 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.77)           $11.19

CLASS T:                                                         $10.77
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($287,733,501 (DIVIDED BY) 26,715,809 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.77)           $11.07

CLASS B:                                                         $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($39,656,796 (DIVIDED BY) 3,685,158 SHARES) A

CLASS C:                                                         $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($6,100,072 (DIVIDED BY) 566,745 SHARES) A

INSTITUTIONAL CLASS:                                             $10.78
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($168,019,255 (DIVIDED BY) 15,589,194 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.


STATEMENT OF OPERATIONS
                                                             ELEVEN MONTHS     YEAR ENDED
                                                             ENDED             NOVEMBER 30,
                                                             OCTOBER 31, 1998  1997
INVESTMENT INCOME                                            $ 28,854,700      $ 33,006,612
INTEREST

EXPENSES

MANAGEMENT FEE                                                1,941,732          2,095,786

TRANSFER AGENT FEES                                           891,022            876,536

DISTRIBUTION FEES                                             893,099            834,999

ACCOUNTING FEES AND EXPENSES                                  181,249            195,556

NON-INTERESTED TRUSTEES' COMPENSATION                         1,224              7,862

CUSTODIAN FEES AND EXPENSES                                   31,734             29,201

REGISTRATION FEES                                             93,208             91,318

AUDIT                                                         42,923             51,920

LEGAL                                                         1,227              11,323

INTEREST                                                      699                -

REPORTS TO SHAREHOLDERS                                       25,502             -

MISCELLANEOUS                                                 1,469              7,221

 TOTAL EXPENSES BEFORE REDUCTIONS                             4,105,088          4,201,722

 EXPENSE REDUCTIONS                                           (37,684)           (63,858)

 TOTAL EXPENSES AFTER REDUCTIONS                              4,067,404          4,137,864

NET INVESTMENT INCOME                                         24,787,296         28,868,748

REALIZED AND UNREALIZED GAIN (LOSS)                           4,353,759          (1,460,647)
NET REALIZED GAIN (LOSS) ON:
INVESTMENT SECURITIES

 FOREIGN CURRENCY TRANSACTIONS                                -                  747

TOTAL NET REALIZED GAIN (LOSS)                                4,353,759          (1,459,900)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                        4,922,976          (1,413,676)

 DELAYED DELIVERY COMMITMENTS                                 (182,878)          -

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 -                  (747)

TOTAL CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    4,740,098          (1,414,423)

NET GAIN (LOSS)                                               9,093,857          (2,874,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING              $ 33,881,153       $ 25,994,425
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                            ELEVEN MONTHS     YEAR ENDED     YEAR ENDED
                                            ENDED             NOVEMBER 30,   NOVEMBER 30,
                                            OCTOBER 31, 1998  1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                  $ 24,787,296      $ 28,868,748   $ 31,675,872
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                    4,353,759         (1,459,900)    (9,733,480)

 CHANGE IN NET UNREALIZED                    4,740,098         (1,414,423)    2,408,292
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS       33,881,153        25,994,425     24,350,684
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET       (24,380,390)      (28,478,083)   (31,669,310)
INVESTMENT INCOME

SHARE TRANSACTIONS - NET INCREASE            17,749,456        (8,667,273)    47,816,674
(DECREASE)

  TOTAL INCREASE (DECREASE) IN NET ASSETS    27,250,219        (11,150,931)   40,498,048

NET ASSETS

 BEGINNING OF PERIOD                         482,476,539       493,627,470    453,129,422

 END OF PERIOD (INCLUDING DISTRIBUTIONS     $ 509,726,758     $ 482,476,539  $ 493,627,470
IN EXCESS OF NET INVESTMENT INCOME
OF $1,805,499 , $1,999,021 AND
$2,016,748, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       ELEVEN MONTHS ENDED   YEARS ENDED NOVEMBER 30,
                                                       OCTOBER 31,

                                                       1998                  1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.560              $ 10.590  $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .537                   .615      .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .207                   (.023)    .235

 TOTAL FROM INVESTMENT OPERATIONS                       .744                   .592      .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.534)                 (.622)    (.154)

NET ASSET VALUE, END OF PERIOD                         $ 10.770              $ 10.560  $ 10.590

TOTAL RETURN B, C                                       7.21%                  5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 8,217               $ 3,819   $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% A, F              .90% F    .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.51% A                5.93%     6.45% A

PORTFOLIO TURNOVER RATE                                 176% A                 138%      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              ELEVEN MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.560              $ 10.610   $ 10.760   $ 10.260   $ 11.140   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .537 D                 .625 D     .671 D     .649       .609       .785

 NET REALIZED AND              .201                   (.058)     (.147)     .491       (.876)     .511
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .738                   .567       .524       1.140      (.267)     1.296
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.528)                 (.617)     (.674)     (.640)     (.555)     (.796)
 INCOME

 IN EXCESS OF NET              -                      -          -          -          (.058)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.528)                 (.617)     (.674)     (.640)     (.613)     (.796)

NET ASSET VALUE,              $ 10.770              $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
END OF PERIOD

TOTAL RETURN B, C              7.15%                  5.56%      5.10%      11.43%     (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 287,734             $ 278,869  $ 262,103  $ 228,439  $ 141,866  $ 59,184
(000 OMITTED)

RATIO OF EXPENSES TO           .98% A                 .96%       .97%       .94% E     1.02% E    1.23%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .98% A                 .96%       .96% F     .94%       1.02%      1.23%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.48% A                5.97%      6.38%      6.20%      6.04%      6.81%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        176% A                 138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 ELEVEN MONTHS ENDED           YEARS ENDED NOVEMBER 30,
                                 OCTOBER 31,

                                 1998                  1997      1996      1995       1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 10.540              $ 10.590  $ 10.750  $ 10.250  $ 10.430
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .468 D                 .551 D    .597 D    .579      .204

 NET REALIZED AND UNREALIZED      .214                   (.057)    (.153)    .483      (.178)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .682                   .494      .444      1.062     .026
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.462)                 (.544)    (.604)    (.562)    (.187)

 IN EXCESS OF NET                 -                      -         -         -         (.019)
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS              (.462)                 (.544)    (.604)    (.562)    (.206)

NET ASSET VALUE, END OF PERIOD   $ 10.760              $ 10.540  $ 10.590  $ 10.750  $ 10.250

TOTAL RETURN B, C                 6.60%                  4.83%     4.32%     10.62%    0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 39,657              $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% A, F             1.65% F   1.66% F   1.70% F   1.65% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.79% A                5.27%     5.69%     5.44%     5.42% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           176% A                 138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   ELEVEN MONTHS ENDED   YEAR ENDED
                                                                   OCTOBER 31,           NOVEMBER 30,

                                                                   1998                  1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.560              $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .453                   .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .199                   (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                   .652                   .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.452)                 (.036)

NET ASSET VALUE, END OF PERIOD                                     $ 10.760             $ 10.560

TOTAL RETURN B, C                                                   6.30%                 0.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 6,100              $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.75% A, F           1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.75% A              1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                4.67% A              4.42% A

PORTFOLIO TURNOVER RATE                                             176% A               138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              ELEVEN MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.570              $ 10.620   $ 10.770   $ 10.270   $ 11.160   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .566 D                .658 D     .705 D     .671       .602       .832

 NET REALIZED AND              .201                  (.060)     (.151)     .499       (.833)     .531
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .767                  .598       .554       1.170      (.231)     1.363
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.557)                (.648)     (.704)     (.670)     (.597)     (.843)
 INCOME

 IN EXCESS OF NET              -                     -          -          -          (.062)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.557)                (.648)     (.704)     (.670)     (.659)     (.843)

NET ASSET VALUE,              $ 10.780             $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
END OF PERIOD

TOTAL RETURN B, C              7.44%                5.86%      5.40%      11.73%     (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 168,019            $ 177,427  $ 211,866  $ 208,861  $ 172,122  $ 183,790
(000 OMITTED)

RATIO OF EXPENSES TO           .68% A               .67%       .66%       .67% E     .61%       .64%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        5.78% A              6.27%      6.69%      6.47%      6.45%      7.41%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        176% A               138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on October 7, 1998, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, effective on or about February 26, 1999. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30, to October 31. Accordingly, the financial statements of the fund are presented for the eleven-month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $724,683,134 and $740,974,760, respectively, of which U.S. government and government agency obligations aggregated $567,982,755 and $555,547,309, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .43% and an annual rate of .44%, respectively, of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.For the periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ELEVEN MONTHS ENDED
          OCTOBER 31, 1998

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 8,316              $ -

CLASS T    637,223              29,258

CLASS B    224,418              162,194

CLASS C    23,142               23,043

          $ 893,099            $ 214,495

          YEAR ENDED
          NOVEMBER 30, 1997

          PAID TO             RETAINED
          FDC                 BY FDC

CLASS A   $ 3,177             $ -

CLASS T    655,179              -

CLASS B    176,588              127,539

CLASS C    55                   55

          $ 834,999           $ 127,594

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 2,629

CLASS T                124,812

CLASS B                12,549

CLASS C                2,751

INSTITUTIONAL CLASS    15,871

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 49,160   $ 28,254

CLASS T    83,240     32,737

CLASS B    90,580     90,580*

CLASS C    3,720      3,720*

          $ 226,700  $ 155,291

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, the following amounts were paid to FIIOC:

                       ELEVEN MONTHS ENDED
                       OCTOBER 31, 1998

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 14,287              .26**

CLASS T                 546,245              .21**

CLASS B                 64,090               .26**

CLASS C                 7,168                .31**

INSTITUTIONAL CLASS     259,232              .16**

                       $ 891,022

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED

                       YEAR ENDED
                       NOVEMBER 30, 1997

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 7,231              .34

CLASS T*                521,357             .20

CLASS B                 50,467              .26

CLASS C                 25                  .35**

INSTITUTIONAL CLASS     297,456             .15

                       $ 876,536

* PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER,
HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL
SUCH FEES.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,328,000 for the period ended October 31, 1998 . The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR          ELEVEN MONTHS ENDED   YEAR ENDED
          EXPENSE      OCTOBER 31,           NOVEMBER 30,
          LIMITATIONS  1998                  1997

CLASS A   .90%         $ 6,448               $ 32,105

CLASS B   1.65%         12,681                16,908

CLASS C   1.75%         15,403                5,670

                       $ 34,532              $ 54,683

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the periods ended October 31, 1998 and November 30, 1997, the fund's custodian fees were reduced by $3,152 and $9,175, respectively, under the custodian arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            ELEVEN MONTHS ENDED   YEARS ENDED
                            OCTOBER 31,           NOVEMBER 30,

                            1998                  1997 B        1996 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 299,762             $ 122,899     $ 6,183

CLASS T                      13,762,990            15,434,281    16,284,509

CLASS B                      1,166,769             1,017,603     1,037,161

CLASS C                      106,569               312           -

INSTITUTIONAL CLASS          9,044,300             11,902,988    14,341,457

TOTAL                       $ 24,380,390          $ 28,478,083  $ 31,669,310

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                   SHARES                                      DOLLARS

                   ELEVEN MONTHS   YEAR ENDED    YEAR ENDED    ELEVEN MONTHS   YEAR ENDED    YEAR ENDED
                   ENDED           NOVEMBER 30,  NOVEMBER 30,  ENDED           NOVEMBER 30,  NOVEMBER 30,
                   OCTOBER 31,     1997 B        1996 A        OCTOBER 31,     1997 B        1996 A
                   1998                                        1998
CLASS A            826,066         455,670       72,448        $ 8,801,326     $ 4,761,173     $ 756,142
SHARES SOLD

REINVESTMENT OF    24,233          10,671        475            258,506         111,981         4,998
DISTRIBUTIONS

SHARES REDEEMED    (448,992)       (169,434)     (8,080)        (4,782,656)     (1,767,583)     (84,516)

NET INCREASE       401,307         296,907       64,843        $ 4,277,176     $ 3,105,571     $ 676,624
(DECREASE)

CLASS T            13,142,016      13,128,368    14,999,140    $ 140,268,143   $ 137,559,201   $ 158,724,547
SHARES SOLD

REINVESTMENT OF    1,173,166       1,340,839     1,411,416      12,511,199      14,043,998      14,860,075
DISTRIBUTIONS

SHARES REDEEMED    (14,007,864)    (12,764,354)  (12,931,481)   (149,280,620)   (133,637,535)   (136,183,619)

NET INCREASE       307,318         1,704,853     3,479,075     $ 3,498,722     $ 17,965,664    $ 37,401,003
(DECREASE)

CLASS B            3,469,510       1,113,298     1,114,235     $ 37,025,976    $ 11,661,677    $ 11,808,349
SHARES SOLD

REINVESTMENT OF    85,515          76,151        76,373         911,937         796,683         803,087
DISTRIBUTIONS

SHARES REDEEMED    (1,975,435)     (874,566)     (872,302)      (21,073,447)    (9,166,397)     (9,227,658)

NET INCREASE       1,579,590       314,883       318,306       $ 16,864,466    $ 3,291,963     $ 3,383,778
(DECREASE)

CLASS C            639,302         15,175        -             $ 6,829,640     $ 160,441       $ -
SHARES SOLD

REINVESTMENT OF    8,679           16            -              92,773          167             -
DISTRIBUTIONS

SHARES REDEEMED    (96,427)        -             -              (1,036,670)     -               -

NET INCREASE       551,554         15,191        -             $ 5,885,743     $ 160,608       $ -
(DECREASE)

INSTITUTIONAL      5,436,279       5,646,676     9,022,232     $ 57,943,429    $ 59,206,035    $ 95,376,649
CLASS
SHARES SOLD

REINVESTMENT OF    349,249         477,520       561,358        3,726,467       5,003,755       5,915,605
DISTRIBUTIONS

SHARES REDEEMED    (6,987,186)     (9,287,961)   (9,022,616)    (74,446,547)    (97,400,869)    (94,936,985)

NET INCREASE       (1,201,658)     (3,163,765)   560,974       $ (12,776,651)  $ (33,191,079)  $ 6,355,269
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:

                      ELEVEN MONTHS       YEAR ENDED
                      ENDED OCTOBER 31,   NOVEMBER 30,
                      1998                1997

CLASS A               $ 6,237             $ 30,352

CLASS T                36,976               22,481

CLASS B                11,223               14,929

CLASS C                13,916               5,703

INSTITUTIONAL CLASS    24,856               17,853

                      $ 93,208            $ 91,318

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series IV) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 1998

DISTRIBUTIONS


A total of 14.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
AFFIRMATIVE    539,625,345.29   98.805

WITHHELD       6,524,581.07     1.195

TOTAL          546,149,926.36   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    539,570,849.71   98.795

WITHHELD       6,579,076.65     1.205

TOTAL          546,149,926.36   100.000

ROBERT M. GATES
AFFIRMATIVE    539,510,050.47   98.784

WITHHELD       6,639,875.89     1.216

TOTAL          546,149,926.36   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    538,985,893.01   98.688

WITHHELD       7,164,033.35        1.312

TOTAL          546,149,926.36   100.000

E. BRADLEY JONES
AFFIRMATIVE    538,927,817.43   98.678

WITHHELD       7,222,108.93     1.322

TOTAL          546,149,926.36   100.000

DONALD J. KIRK
AFFIRMATIVE    539,628,066.94   98.806

WITHHELD       6,521,859.42     1.194

TOTAL          546,149,926.36   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    539,693,497.37   98.818

WITHHELD       6,456,428.99     1.182

TOTAL          546,149,926.36   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    539,146,457.11   98.718

WITHHELD       7,003,469.25     1.282

TOTAL          546,149,926.36   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    539,461,031.30   98.775

WITHHELD       6,688,895.06     1.225

TOTAL          546,149,926.36   100.000

MARVIN L. MANN
AFFIRMATIVE    539,523,857.95   98.787

WITHHELD       6,626,068.41     1.213

TOTAL          546,149,926.36   100.000

ROBERT C. POZEN
AFFIRMATIVE    539,551,908.09   98.792

WITHHELD       6,598,018.27     1.208

TOTAL          546,149,926.36   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    539,441,485.70   98.772

WITHHELD       6,708,440.66     1.228

TOTAL          546,149,926.36   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    278,609,801.55   98.139

AGAINST        1,741,723.15     .613

ABSTAIN        3,542,786.50     1.248

TOTAL          283,894,311.20   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    479,594,533.67   95.156

AGAINST        10,033,506.32    1.991

ABSTAIN        14,379,781.75    2.853

TOTAL          504,007,821.74   100.000

BROKER         42,142,104.62
NON-VOTES

PROPOSAL 4
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    232,211,107.81   96.169

AGAINST        2,651,523.98     1.098

ABSTAIN        6,599,384.87     2.733

TOTAL          241,462,016.66   100.000

BROKER         42,432,294.54
NON-VOTES

PROPOSAL 5
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    233,905,223.59   96.572

AGAINST        1,432,406.40     .591

ABSTAIN        6,871,578.47     2.837

TOTAL          242,209,208.46   100.000

BROKER         41,685,102.74
NON-VOTES

PROPOSAL 6
To amend the fundamental diversification limitation to exclude
"securities of other investment companies" from issuer diversification limits.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    233,962,626.59   96.595

AGAINST        1,673,131.99     .691

ABSTAIN        6,573,449.88     2.714

TOTAL          242,209,208.46   100.000

BROKER         41,685,102.74
NON-VOTES









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

LTB-ANN-1298  66822
1.539398.101


TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)